Investment Risks	Jun. 05, 2026
Corgi NVDA 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi NVDA 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi NVDA 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi NVDA 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi NVDA 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi NVDA 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi NVDA 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi NVDA 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi NVDA 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi NVDA 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi NVDA 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi NVDA 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi NVDA 2x Daily ETF | NVIDIA Corporation Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
NVIDIA Corporation Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with NVIDIA Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. NVIDIA Corporation faces risks associated with, among other things, its ability to meet the evolving needs of its markets, including data center, artificial intelligence, gaming, professional visualization, and automotive sectors; competition; technological change; changes in customer demand; supply chain constraints; manufacturing delays; dependence on third parties to manufacture, assemble, test, or package its products; mismatches between supply and demand resulting in shortages or excess inventory; product defects; reliance on a limited number of customers or partners; international operations and economic conditions; regulatory developments; protection of intellectual property; cybersecurity incidents; the availability of key personnel; fluctuations in operating results; and other factors affecting its business, financial condition, or market value. Any adverse development affecting NVIDIA Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi NVDA 2x Daily ETF | Semiconductor Industry Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Cyclicality Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor industry, which is highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, inventory fluctuations, and shifting demand across end markets. Downturns in semiconductor demand may adversely affect the revenues, margins, and market value of the issuer of the Underlying Security.

Corgi NVDA 2x Daily ETF | Artificial Intelligence Infrastructure Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Infrastructure Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for artificial intelligence infrastructure and advanced computing technologies. A slowdown in investment in such technologies or related infrastructure could materially and adversely affect the financial condition and market price of the issuer of the Underlying Security.

Corgi NVDA 2x Daily ETF | Supply Chain and Foundry Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Foundry Dependence Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party manufacturing and supply chains. The issuer of the Underlying Security may rely on external semiconductor fabrication providers, suppliers, and logistics partners. Supply constraints, geopolitical disruptions, manufacturing delays, or increases in input costs could impair product availability, increase expenses, or reduce margins.

Corgi NVDA 2x Daily ETF | Export Control and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Export Control and Geopolitical Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies and geopolitical developments. Export controls, trade restrictions, sanctions, or other governmental regulations affecting advanced semiconductor technologies may limit the issuer's ability to sell products in certain markets, which could adversely affect revenues, growth prospects, and investor sentiment.

Corgi NVDA 2x Daily ETF | Competitive Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competitive Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition within semiconductor and advanced computing industries. The issuer of the Underlying Security may face competition from other chip manufacturers, cloud service providers developing proprietary hardware, and emerging technologies. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share, profitability, and the market value of the Underlying Security.

Corgi NVDA 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi NVDA 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi NVDA 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi NVDA 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi NVDA 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi NVDA 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi NVDA 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi NVDA 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi TSLA 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi TSLA 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi TSLA 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi TSLA 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi TSLA 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi TSLA 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi TSLA 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi TSLA 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi TSLA 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi TSLA 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi TSLA 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi TSLA 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to
equity market risk. Equity securities may
decline
in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi TSLA 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi TSLA 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi TSLA 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi TSLA 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi TSLA 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi TSLA 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi TSLA 2x Daily ETF | Tesla Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tesla, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Tesla, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Tesla, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Tesla, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi TSLA 2x Daily ETF | Electric Vehicle Demand and Pricing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Electric Vehicle Demand and Pricing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for electric vehicles and related products. Consumer preferences, pricing dynamics, competitive product offerings, and changes in macroeconomic conditions could reduce demand or pressure pricing, which could adversely affect revenues, margins, and the market value of the Underlying Security.

Corgi TSLA 2x Daily ETF | Manufacturing and Supply Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manufacturing and Supply Chain Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with manufacturing complexity and reliance on global supply chains. Production disruptions, delays in ramping manufacturing capacity, shortages of key components, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

Corgi TSLA 2x Daily ETF | Regulatory and Incentives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Incentives Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with government regulations and incentive programs affecting electric vehicles, energy products, and related infrastructure. Changes to emissions standards, safety requirements, tax credits, subsidies, or other incentives could adversely affect demand, costs, or competitive position.

Corgi TSLA 2x Daily ETF | Autonomous Driving Software and Product Liability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Autonomous Driving, Software, and Product Liability Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with software performance, autonomous driving features, and product liability. Accidents, alleged defects, regulatory actions, recalls, litigation, or adverse publicity could increase costs and negatively affect the market value of the Underlying Security.

Corgi TSLA 2x Daily ETF | Competition and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid technological change in the automotive and energy industries. Failure to innovate, execute product roadmaps, or maintain cost competitiveness could reduce market share, profitability, and the market value of the Underlying Security.

Corgi TSLA 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi TSLA 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi MU 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi MU 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi MU 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi MU 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi MU 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi MU 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi MU 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi MU 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi MU 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi MU 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi MU 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi MU 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due
to broad
market
conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi MU 2x Daily ETF | Semiconductor Industry Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Cyclicality Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor industry, including rapid technological change, short product cycles, and periodic supply-demand imbalances. Industry downturns or reduced demand from end markets may cause significant volatility in the market value of the Underlying Security.

Corgi MU 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi MU 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi MU 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi MU 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi MU 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi MU 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi MU 2x Daily ETF | Micron Technology, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Micron Technology, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Micron Technology, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Micron Technology, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Micron Technology, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi MU 2x Daily ETF | Memory Semiconductor Pricing Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Memory Semiconductor Pricing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with memory semiconductor pricing, which is highly cyclical and may fluctuate significantly due to changes in supply and demand, inventory levels, and macroeconomic conditions. Declines in memory pricing may adversely affect revenues, margins, and the market value of the Underlying Security.

Corgi MU 2x Daily ETF | Capital Intensity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the capital-intensive nature of memory manufacturing. Significant capital expenditures are required to maintain and expand production capacity, and returns on such investments may be adversely affected by industry cycles, pricing pressure, or financing conditions.

Corgi MU 2x Daily ETF | Technology Transition and Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Transition and Yield Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with transitioning to new process technologies and product generations. Delays, lower-than-expected yields, or difficulties in scaling new technologies could increase costs and adversely affect profitability and market value.

Corgi MU 2x Daily ETF | Customer and EndMarket Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer and End-Market Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer concentration and demand from end markets such as data centers, personal computers, mobile devices, and automotive applications. Reduced demand, order delays, or loss of significant customers could adversely affect revenues and the market value of the Underlying Security.

Corgi MU 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi MU 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi SNDK 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi SNDK 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi SNDK 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi SNDK 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi SNDK 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi SNDK 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi SNDK 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi SNDK 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi SNDK 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi SNDK 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi SNDK 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi SNDK 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security,
the
Fund is exposed to equity market risk. Equity securities may decline in value due to broad market
conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi SNDK 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi SNDK 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi SNDK 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi SNDK 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi SNDK 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi SNDK 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi SNDK 2x Daily ETF | SanDisk Corporation Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
SanDisk Corporation Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with SanDisk Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. SanDisk Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting SanDisk Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi SNDK 2x Daily ETF | Flash Memory Pricing and Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Flash Memory Pricing and Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with pricing and demand for flash memory and storage products, which may be highly cyclical and sensitive to supply-demand conditions and inventory levels. Declines in pricing or demand may adversely affect revenues, margins, and the market value of the Underlying Security.

Corgi SNDK 2x Daily ETF | Technology Transition and Product Obsolescence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Transition and Product Obsolescence Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change in storage technologies. Failure to innovate or successfully transition to new technologies may reduce competitiveness and adversely affect the market value of the Underlying Security.

Corgi SNDK 2x Daily ETF | Supply Chain and Manufacturing Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Manufacturing Dependence Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party suppliers and manufacturing partners for components, wafers, packaging, and logistics. Supply disruptions, capacity constraints, or cost increases could impair product availability and reduce margins.

Corgi SNDK 2x Daily ETF | Customer Concentration and Channel Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration and Channel Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of OEMs, distributors, or channel partners. Changes in purchasing patterns, pricing negotiations, or loss of key relationships could adversely affect revenues and market value.

Corgi SNDK 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition from other storage and semiconductor companies. Competitive pricing, product performance, or shifts in customer preferences could reduce profitability and the market value of the Underlying Security.

Corgi SNDK 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi SNDK 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi GOOGL 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi GOOGL 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi GOOGL 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi GOOGL 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi GOOGL 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi GOOGL 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi GOOGL 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi GOOGL 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi GOOGL 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi GOOGL 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi GOOGL 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi GOOGL 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may
decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi GOOGL 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi GOOGL 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi GOOGL 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi GOOGL 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi GOOGL 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi GOOGL 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi GOOGL 2x Daily ETF | Alphabet Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Alphabet Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Alphabet Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Alphabet Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Alphabet Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi GOOGL 2x Daily ETF | Digital Advertising Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Digital Advertising Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with digital advertising demand, which may be sensitive to economic conditions, changes in advertiser budgets, and shifts in consumer behavior. A reduction in advertising spending could adversely affect revenues and the market value of the Underlying Security.

Corgi GOOGL 2x Daily ETF | Regulatory Antitrust and Litigation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory, Antitrust, and Litigation Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with heightened regulatory scrutiny, antitrust actions, and litigation. Adverse regulatory outcomes could result in fines, operational restrictions, changes to business practices, or other remedies that could negatively affect profitability and market value.

Corgi GOOGL 2x Daily ETF | Data Privacy and Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Privacy and Security Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with data privacy requirements and information security. Changes in privacy laws, restrictions on data collection or use, or cybersecurity incidents could increase compliance costs and adversely affect the market value of the Underlying Security.

Corgi GOOGL 2x Daily ETF | Artificial Intelligence and Innovation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence and Innovation Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change and competition in artificial intelligence and software. Failure to innovate, commercialize products effectively, or manage AI-related legal or reputational risks could adversely affect financial performance and market value.

Corgi GOOGL 2x Daily ETF | Cloud and Infrastructure Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cloud and Infrastructure Competition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition and capital spending in cloud computing and infrastructure services. Pricing pressure, elevated operating costs, or reduced demand could adversely affect profitability and the market value of the Underlying Security.

Corgi GOOGL 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi GOOGL 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi MSTR 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi MSTR 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi MSTR 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi MSTR 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi MSTR 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi MSTR 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi MSTR 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi MSTR 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi MSTR 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi MSTR 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi MSTR 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi MSTR 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political
developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi MSTR 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi MSTR 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi MSTR 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi MSTR 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi MSTR 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi MSTR 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi MSTR 2x Daily ETF | Strategy, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Strategy, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Strategy, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Strategy, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Strategy, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi MSTR 2x Daily ETF | Bitcoin Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Bitcoin Concentration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer's substantial exposure to bitcoin. Significant declines in the price of bitcoin, increased volatility, or adverse market conditions could materially and adversely affect the market value of the Underlying Security.

Corgi MSTR 2x Daily ETF | Leverage and Financing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage and Financing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer's use of debt or other financing arrangements. Higher interest rates, refinancing risk, restrictive covenants, or reduced access to capital markets could adversely affect financial condition and market value.

Corgi MSTR 2x Daily ETF | Cryptocurrency Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cryptocurrency Regulatory Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving laws, regulations, and enforcement actions related to digital assets and cryptocurrency markets. Regulatory changes could negatively affect the issuer's strategy, access to markets, or the value of its digital asset holdings.

Corgi MSTR 2x Daily ETF | Custody and Security Risk for Digital Assets [Member]
Prospectus [Line Items]
Risk [Text Block]
Custody and Security Risk for Digital Assets.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with safeguarding digital assets, including theft, loss, or compromise of private keys, and operational failures at custodians or counterparties. Such events could materially and adversely affect the value of the Underlying Security.

Corgi MSTR 2x Daily ETF | Software Business Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Software Business Execution Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the issuer's enterprise software business, including competition, customer retention, and the ability to generate cash flows. Weakness in software demand or execution could adversely affect operating results and market value.

Corgi MSTR 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi MSTR 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi AMD 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi AMD 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi AMD 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi AMD 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi AMD 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi AMD 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi AMD 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi AMD 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi AMD 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi AMD 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi AMD 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi AMD 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi AMD 2x Daily ETF | Semiconductor Industry Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Cyclicality Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor industry, including rapid technological change, pricing pressure, and demand fluctuations across end markets. Industry downturns may adversely affect revenues, margins, and market value.

Corgi AMD 2x Daily ETF | Competitive Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competitive Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition in CPUs, GPUs, and data center and AI accelerators. Failure to maintain technological leadership or respond to competitive pressures could reduce market share and profitability.

Corgi AMD 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi AMD 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi AMD 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi AMD 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi AMD 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi AMD 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi AMD 2x Daily ETF | Advanced Micro Devices Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Advanced Micro Devices, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Advanced Micro Devices, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Advanced Micro Devices, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Advanced Micro Devices, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi AMD 2x Daily ETF | Product Execution and Roadmap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Product Execution and Roadmap Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated
with successful development and timely launch of new products. Delays, performance shortfalls, or execution issues could reduce competitiveness and adversely affect the market value of the Underlying Security.

Corgi AMD 2x Daily ETF | Foundry and Supply Chain Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foundry and Supply Chain Dependence Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party foundries, packaging providers, and suppliers. Capacity constraints, geopolitical disruptions, or cost increases could impair product availability or margins.

Corgi AMD 2x Daily ETF | Customer and EndMarket Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer and End-Market Concentration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand from key customers and end markets such as PCs, gaming, and data centers. Reduced spending, order delays, or changes in product mix could adversely affect revenues and the market value of the Underlying Security.

Corgi AMD 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi AMD 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi MSFT 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi MSFT 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi MSFT 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi MSFT 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi MSFT 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi MSFT 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi MSFT 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi MSFT 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi MSFT 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi MSFT 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi MSFT 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi MSFT 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may
decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi MSFT 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi MSFT 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi MSFT 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi MSFT 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi MSFT 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi MSFT 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi MSFT 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition across cloud services, productivity software, operating systems, and gaming. Competitive pressures could reduce market share, margins, or growth rates.

Corgi MSFT 2x Daily ETF | Artificial Intelligence and Innovation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence and Innovation Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with development and deployment of artificial intelligence technologies, including execution risk, regulatory scrutiny, and potential legal or reputational impacts. Failure to innovate or commercialize products effectively could adversely affect market value.

Corgi MSFT 2x Daily ETF | Microsoft Corporation Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Microsoft Corporation Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Microsoft Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Microsoft Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Microsoft Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi MSFT 2x Daily ETF | Cloud Computing and Enterprise Spending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cloud Computing and Enterprise Spending Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for cloud computing and enterprise software. A slowdown in corporate IT spending or increased pricing pressure could adversely affect revenues and the market value of the Underlying Security.

Corgi MSFT 2x Daily ETF | Cybersecurity and Data Protection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Data Protection Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents and data breaches. Security failures could result in operational disruption, legal liability, reputational harm, and increased costs.

Corgi MSFT 2x Daily ETF | Regulatory and Antitrust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Antitrust Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with government regulation, antitrust scrutiny, and litigation. Regulatory actions could impose fines, restrictions, or required changes in business practices.

Corgi MSFT 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi MSFT 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi META 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi META 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi META 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi META 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi META 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi META 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi META 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi META 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi META 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi META 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi META 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi META 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi META 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi META 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi META 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi META 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi META 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi META 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi META 2x Daily ETF | Digital Advertising Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Digital Advertising Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with advertising demand and pricing, which may be sensitive to economic conditions and changes in advertiser budgets. Reduced advertising spending could adversely affect revenues and market value.

Corgi META 2x Daily ETF | Meta Platforms Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Meta Platforms, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund
'
s performance, is subject to risks associated with Meta Platforms, Inc
.
Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Meta Platforms, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Meta Platforms, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi META 2x Daily ETF | Privacy Data Use and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Privacy, Data Use, and Regulatory Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving privacy laws, data-use restrictions, and regulatory scrutiny. Compliance costs, operational limitations, or enforcement actions could negatively affect profitability and market value.

Corgi META 2x Daily ETF | Platform Engagement and Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Platform Engagement and Competition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with user engagement, platform popularity, and competition from other digital platforms. Declines in engagement or shifts in consumer preferences could adversely affect revenues and market value.

Corgi META 2x Daily ETF | Content and Reputational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Content and Reputational Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with content moderation, misinformation, and related reputational issues. Adverse publicity or regulatory responses could increase costs or reduce demand.

Corgi META 2x Daily ETF | Cybersecurity and Systems Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Systems Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents or service disruptions. Such events could lead to operational disruption, legal liability, and reputational harm.

Corgi META 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi PLTR 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi PLTR 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi PLTR 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi PLTR 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi PLTR 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi PLTR 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi PLTR 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi PLTR 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi PLTR 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi PLTR 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi PLTR 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi PLTR 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines
in the Fund's NAV and market price.

Corgi PLTR 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi PLTR 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi PLTR 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi PLTR 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi PLTR 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi PLTR 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi PLTR 2x Daily ETF | Competition and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition in data analytics and AI software platforms. Failure to innovate or differentiate products could reduce market share and profitability.

Corgi PLTR 2x Daily ETF | Palantir Technologies Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Palantir Technologies Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Palantir Technologies Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Palantir Technologies Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Palantir Technologies Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi PLTR 2x Daily ETF | Government Contract and Budget R [Member]
Prospectus [Line Items]
Risk [Text Block]
Government Contract and Budget Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on government customers and procurement processes. Budget constraints, contract delays, termination, or failure to renew contracts could adversely affect revenues and the market value of the Underlying Security.

Corgi PLTR 2x Daily ETF | Commercial Customer Adoption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Commercial Customer Adoption Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with expanding commercial customer adoption and scaling deployments. Long sales cycles, customer concentration, or reduced demand could adversely affect growth and market value.

Corgi PLTR 2x Daily ETF | Data Privacy and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Privacy and Regulatory Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with data privacy, security, and regulatory requirements, particularly for sensitive data. Compliance failures or regulatory changes could increase costs or restrict operations.

Corgi PLTR 2x Daily ETF | Reputational and Contract Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Reputational and Contract Performance Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reputational considerations and contract performance obligations. Operational issues, adverse publicity, or disputes could adversely affect the ability to win or retain business and could reduce market value.

Corgi PLTR 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi PLTR 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi COIN 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi COIN 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi COIN 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi COIN 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi COIN 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi COIN 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi COIN 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi COIN 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi COIN 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi COIN 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi COIN 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory
actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi COIN 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi COIN 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi COIN 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi COIN 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi COIN 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi COIN 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi COIN 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi COIN 2x Daily ETF | Coinbase Global, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Coinbase Global, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Coinbase Global, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Coinbase Global, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Coinbase Global, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi COIN 2x Daily ETF | Digital Asset Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Digital Asset Market Volatility Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with volatility in digital asset markets, which can affect trading volumes, transaction revenues, and investor sentiment. Significant declines in digital asset prices or reduced market activity could materially and adversely affect the market value of the Underlying Security.

Corgi COIN 2x Daily ETF | Blockchain and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Blockchain and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with blockchain network disruptions, protocol changes, or technological failures. Such events could impair operations or reduce demand for platform services.

Corgi COIN 2x Daily ETF | Regulatory and Legal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Legal Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving regulation and enforcement actions related to digital assets, securities laws, and anti-money laundering requirements. Adverse regulatory outcomes could increase costs, restrict operations, or negatively affect profitability.

Corgi COIN 2x Daily ETF | Cybersecurity and Custody Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Custody Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents, theft, fraud, or operational failures affecting digital asset custody and platform integrity. Such events could result in financial losses, legal liability, and reputational harm.

Corgi COIN 2x Daily ETF | Revenue Concentration and Fee Compression Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Revenue Concentration and Fee Compression Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with concentration of revenues in trading-related activities and competitive fee pressure. Increased competition or changes in customer behavior could reduce transaction-based revenues and market value.

Corgi COIN 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi COIN 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi AMZN 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi AMZN 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi AMZN 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi AMZN 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi AMZN 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi AMZN 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi AMZN 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi AMZN 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi AMZN 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi AMZN 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi AMZN 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed
to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi AMZN 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi AMZN 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi AMZN 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi AMZN 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi AMZN 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi AMZN 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi AMZN 2x Daily ETF | Cybersecurity and Data Protection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Data Protection Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents and data breaches. Security failures could result in operational disruption, legal liability, reputational harm, and increased costs.

Corgi AMZN 2x Daily ETF | Underlying Security Liquidity [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi AMZN 2x Daily ETF | Amazon.com, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Amazon.com, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Amazon.com, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Amazon.com, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Amazon.com, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi AMZN 2x Daily ETF | ECommerce Demand and Consumer Spending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
E-Commerce Demand and Consumer Spending Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with online retail demand, which may be sensitive to consumer spending patterns and macroeconomic conditions. Reduced demand could adversely affect revenues and market value.

Corgi AMZN 2x Daily ETF | Cloud Services Demand and Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cloud Services Demand and Competition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for cloud services and intense competition in cloud infrastructure. Pricing pressure, elevated costs, or reduced enterprise spending could adversely affect profitability and market value.

Corgi AMZN 2x Daily ETF | Fulfillment and Logistics Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fulfillment and Logistics Cost Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with operating a large-scale fulfillment and logistics network. Increases in labor, transportation, fuel, or infrastructure costs, or operational disruptions, could reduce margins.

Corgi AMZN 2x Daily ETF | Regulatory, Antitrust, and Labor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory, Antitrust, and Labor Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulatory scrutiny, antitrust actions, labor disputes, and workplace regulation. Adverse outcomes could increase costs, restrict operations, or negatively affect profitability.

Corgi AMZN 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi AMZN 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi TSM 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi TSM 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi TSM 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi TSM 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi TSM 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi TSM 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi TSM 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi TSM 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi TSM 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi TSM 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi TSM 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi TSM 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi TSM 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi TSM 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi TSM 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi TSM 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi TSM 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi TSM 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi TSM 2x Daily ETF | American Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
American Depositary Receipt Risk.
The Underlying Security is traded in the form of an American depositary receipt or other similar depositary security that represents equity securities of a foreign issuer. Depositary securities are subject to many of the risks of investing in non-U.S. issuers, including risks related to political, economic, regulatory, and market conditions abroad and differences in accounting, auditing, and reporting standards. The depositary may charge fees or may take actions (including suspending, terminating, or changing the terms of the depositary arrangement) that could adversely affect the price or liquidity of the Underlying Security and the ability of holders to exercise shareholder rights. Depositary securities may trade at a premium or discount to the underlying foreign shares, and their market price may be affected by foreign market holidays, trading hours, or currency movements. Because the Fund seeks daily leveraged exposure to the Underlying Security, the Fund's losses and volatility may be magnified when these risks negatively affect the Underlying Security.

Corgi TSM 2x Daily ETF | Taiwan Semiconductor Manufacturing Company Limited Investing Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Taiwan Semiconductor Manufacturing Company Limited Investing Risk.
The performance of the Underlying Security, and consequently the Fund
'
s performance, is subject to risks associated with Taiwan Semiconductor Manufacturing Company Limited. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Taiwan Semiconductor Manufacturing Company Limited faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Taiwan Semiconductor Manufacturing Company Limited could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi TSM 2x Daily ETF | Semiconductor Foundry Industry Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Foundry Industry Cyclicality Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor foundry industry, including cyclical demand, rapid technological change, and significant pricing and capacity dynamics. Downturns in demand for semiconductors or changes in customer ordering patterns could adversely affect revenues, margins, and market value.

Corgi TSM 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks arising from reliance on a limited number of significant customers. Reduced spending, order delays, or loss of key customers could materially and adversely affect operating results and the market value of the Underlying Security.

Corgi TSM 2x Daily ETF | Geopolitical and Regional Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Geopolitical and Regional Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with geopolitical tensions, regional instability, or government actions that could disrupt operations, supply chains, or financial markets. Such events could adversely affect the market value of the Underlying Security.

Corgi TSM 2x Daily ETF | Capital Intensity and Technology Transition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity and Technology Transition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with substantial capital expenditures required to develop advanced process technologies. Delays, cost overruns, or failure to achieve expected yields or performance could adversely affect profitability and market value.

Corgi TSM 2x Daily ETF | Resource, Utility, and Supply Disruption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Resource, Utility, and Supply Disruption Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the availability and cost of critical resources and utilities, including electricity and water, and the supply of materials and equipment. Disruptions could negatively affect production and operating results.

Corgi TSM 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi TSM 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi APP 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi APP 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi APP 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi APP 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi APP 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi APP 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi APP 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi APP 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi APP 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi APP 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi APP 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi APP 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi APP 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi APP 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi APP 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi APP 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi APP 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi APP 2x Daily ETF | Competition and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition in advertising technology and mobile software. Competitive pressures, pricing changes, or technological shifts could reduce profitability and market value.

Corgi APP 2x Daily ETF | Underlying Security Liquidity [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi APP 2x Daily ETF | AppLovin Corporation Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AppLovin Corporation Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with AppLovin Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. AppLovin Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting AppLovin Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi APP 2x Daily ETF | Mobile Advertising Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mobile Advertising Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for mobile advertising and app monetization, which may be sensitive to economic conditions and advertiser budgets. Reduced advertising spending could adversely affect revenues and the market value of the Underlying Security.

Corgi APP 2x Daily ETF | Platform Policy and Privacy Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Platform Policy and Privacy Change Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with changes in mobile platform policies and privacy frameworks, including restrictions by operating system providers or app stores. Such changes could reduce data availability, impair targeting, or negatively affect performance of advertising products.

Corgi APP 2x Daily ETF | Acquisition and Integration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Acquisition and Integration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with acquisitions and integration of businesses, technologies, or customer relationships. Integration challenges or failure to realize expected benefits could adversely affect operating results.

Corgi APP 2x Daily ETF | Customer and Partner Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer and Partner Concentration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on key partners, publishers, and advertisers. Loss of significant relationships or changes in partner terms could adversely affect revenues and market value.

Corgi APP 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi APP 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi ASTS 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi ASTS 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi ASTS 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi ASTS 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi ASTS 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi ASTS 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi ASTS 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi ASTS 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi ASTS 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi ASTS 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi ASTS 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi ASTS 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi ASTS 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi ASTS 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi ASTS 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi ASTS 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi ASTS 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi ASTS 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi ASTS 2x Daily ETF | Competition and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change and competition from established and emerging providers.

Corgi ASTS 2x Daily ETF | AST SpaceMobile, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AST SpaceMobile, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with AST SpaceMobile, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. AST SpaceMobile, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting AST SpaceMobile, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi ASTS 2x Daily ETF | Launch and Mission Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Launch and Mission Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with launch, deployment, and mission execution. Launch failures, in-orbit anomalies, or delays could materially adversely affect operations and market value.

Corgi ASTS 2x Daily ETF | Regulatory and Spectrum Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Spectrum Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulatory approvals, licensing, export controls, and spectrum allocation. Changes or delays may limit operations or increase costs.

Corgi ASTS 2x Daily ETF | Customer and Contract Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer and Contract Concentration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of customers, government contracts, or strategic partners. Contract loss or delays could adversely affect revenues.

Corgi ASTS 2x Daily ETF | Capital Intensity and Financing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity and Financing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with substantial capital requirements and long development timelines. The issuer may require additional financing, which may be dilutive.

Corgi ASTS 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi ASTS 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi AVGO 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi AVGO 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi AVGO 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi AVGO 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi AVGO 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi AVGO 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi AVGO 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi AVGO 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi AVGO 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi AVGO 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi AVGO 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi AVGO 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi AVGO 2x Daily ETF | Semiconductor Industry Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Cyclicality Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor and related hardware industries, which are highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, and shifting demand across end markets. Downturns in demand may adversely affect revenues, margins, and the market value of the Underlying Security.

Corgi AVGO 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi AVGO 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi AVGO 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi AVGO 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi AVGO 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi AVGO 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi AVGO 2x Daily ETF | Competition and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid innovation. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share and profitability.

Corgi AVGO 2x Daily ETF | Broadcom Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Broadcom Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Broadcom Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Broadcom Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Broadcom Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi AVGO 2x Daily ETF | Data Center and AI Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Center and AI Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for data center, networking, and AI-related infrastructure. A slowdown in investment in such infrastructure could materially and adversely affect the market price of the Underlying Security.

Corgi AVGO 2x Daily ETF | Supply Chain and Manufacturing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Manufacturing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party manufacturing, suppliers, and logistics providers. Supply constraints, manufacturing disruptions, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

Corgi AVGO 2x Daily ETF | International Trade and Export Control Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
International Trade and Export Control Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies, export controls, tariffs, sanctions, or other governmental regulations affecting advanced technologies. Such measures could limit market access or increase costs.

Corgi AVGO 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi AVGO 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi ORCL 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi ORCL 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi ORCL 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi ORCL 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi ORCL 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi ORCL 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi ORCL 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi ORCL 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi ORCL 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi ORCL 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi ORCL 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi ORCL 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi ORCL 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi ORCL 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi ORCL 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi ORCL 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi ORCL 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi ORCL 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi ORCL 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition, including from larger, well-capitalized competitors. Competitive pressures may reduce growth, margins, or market share.

Corgi ORCL 2x Daily ETF | Cybersecurity and Data Protection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Data Protection Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents, data breaches, or system failures that could disrupt operations, lead to liability, or harm reputation.

Corgi ORCL 2x Daily ETF | Oracle Corporation Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Oracle Corporation Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Oracle Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Oracle Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Oracle Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi ORCL 2x Daily ETF | Technology and Product Obsolescence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology and Product Obsolescence Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change, innovation cycles, and potential product obsolescence. Failure to develop or commercialize new products could adversely affect market value.

Corgi ORCL 2x Daily ETF | Regulatory and Data Privacy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Data Privacy Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving regulations, including data privacy, AI, and consumer protection laws. Compliance costs or restrictions could adversely affect operations.

Corgi ORCL 2x Daily ETF | Customer Demand and Retention Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Demand and Retention Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer acquisition, retention, and spending patterns. Reduced customer demand or higher churn could adversely affect revenues and profitability.

Corgi ORCL 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi ORCL 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi ASML 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi ASML 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi ASML 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi ASML 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi ASML 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi ASML 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi ASML 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi ASML 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi ASML 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi ASML 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi ASML 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi ASML 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi ASML 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi ASML 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi ASML 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi ASML 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi ASML 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi ASML 2x Daily ETF | American Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
American Depositary Receipt Risk.
The Underlying Security is traded in the form of an American depositary receipt or other similar depositary security that represents equity securities of a foreign issuer. Depositary securities are subject to many of the risks of investing in non-U.S. issuers, including risks related to political, economic, regulatory, and market conditions abroad and differences in accounting, auditing, and reporting standards. The depositary may charge fees or may take actions (including suspending, terminating, or changing the terms of the depositary arrangement) that could adversely affect the price or liquidity of the Underlying Security and the ability of holders to exercise shareholder rights. Depositary securities may trade at a premium or discount to the underlying foreign shares, and their market price may be affected by foreign market holidays, trading hours, or currency movements. Because the Fund seeks daily leveraged exposure to the Underlying Security, the Fund's losses and volatility may be magnified when these risks negatively affect the Underlying Security.

Corgi ASML 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks arising from concentration among a limited number of large customers. Order deferrals or cancellations could materially affect revenues and operating results.

Corgi ASML 2x Daily ETF | Supply Chain and Manufacturing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Manufacturing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with complex global supply chains and manufacturing processes. Disruptions, shortages, or cost increases could adversely affect margins and delivery timelines.

Corgi ASML 2x Daily ETF | ASML Holding NV Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ASML Holding N.V. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with ASML Holding N.V. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. ASML Holding N.V. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting ASML Holding N.V. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi ASML 2x Daily ETF | Semiconductor Capital Spending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Capital Spending Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with semiconductor industry capital expenditure cycles. Reduced spending by chip manufacturers could adversely affect demand for the issuer's equipment and services and the market value of the Underlying Security.

Corgi ASML 2x Daily ETF | Geopolitical and Export Control Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geopolitical and Export Control Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with geopolitical developments and export controls that may restrict sales, service, or shipments to certain jurisdictions or customers.

Corgi ASML 2x Daily ETF | Competition and Technology Transition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Technology Transition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with technological transitions and competitive pressures. Failure to innovate or execute product roadmaps could adversely affect competitive position and profitability.

Corgi ASML 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi ASML 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi SMCI 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi SMCI 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi SMCI 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi SMCI 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi SMCI 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi SMCI 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi SMCI 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi SMCI 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi SMCI 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi SMCI 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi SMCI 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi SMCI 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi SMCI 2x Daily ETF | Semiconductor Industry Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Cyclicality Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor and related hardware industries, which are highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, and shifting demand across end markets. Downturns in demand may adversely affect revenues, margins, and the market value of the Underlying Security.

Corgi SMCI 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi SMCI 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi SMCI 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi SMCI 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi SMCI 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi SMCI 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi SMCI 2x Daily ETF | Competition and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid innovation. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share and profitability.

Corgi SMCI 2x Daily ETF | Data Center and AI Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Center and AI Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for data center, networking, and AI-related infrastructure. A slowdown in investment in such infrastructure could materially and adversely affect the market price of the Underlying Security.

Corgi SMCI 2x Daily ETF | Supply Chain and Manufacturing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Manufacturing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party manufacturing, suppliers, and logistics providers. Supply constraints, manufacturing disruptions, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

Corgi SMCI 2x Daily ETF | International Trade and Export Control Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
International Trade and Export Control Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies, export controls, tariffs, sanctions, or other governmental regulations affecting advanced technologies. Such measures could limit market access or increase costs.

Corgi SMCI 2x Daily ETF | Super Micro Computer Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Super Micro Computer, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Super Micro Computer, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Super Micro Computer, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Super Micro Computer, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi SMCI 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi SMCI 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi IONQ 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi IONQ 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi IONQ 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi IONQ 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi IONQ 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi IONQ 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi IONQ 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi IONQ 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi IONQ 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi IONQ 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi IONQ 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi IONQ 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi IONQ 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi IONQ 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi IONQ 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi IONQ 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi IONQ 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi IONQ 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi IONQ 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition that may pressure pricing, margins, or market share.
Corgi IONQ 2x Daily ETF | Regulatory and Legal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regulatory and Legal Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulatory developments, litigation, and compliance requirements.
Corgi IONQ 2x Daily ETF | IonQ, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
IonQ, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with IonQ, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. IonQ, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting IonQ, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi IONQ 2x Daily ETF | Market Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with changes in demand for the issuer's products or services, which could adversely affect revenues and market value.

Corgi IONQ 2x Daily ETF | Operational and Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with operational performance, execution of strategy, and cost management.
Corgi IONQ 2x Daily ETF | Cybersecurity and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents or technology failures that could disrupt operations.

Corgi IONQ 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi IONQ 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi RKLB 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi RKLB 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi RKLB 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi RKLB 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi RKLB 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi RKLB 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi RKLB 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi RKLB 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi RKLB 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi RKLB 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi RKLB 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi RKLB 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi RKLB 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi RKLB 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi RKLB 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi RKLB 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi RKLB 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi RKLB 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi RKLB 2x Daily ETF | Competition and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change and competition from established and emerging providers.

Corgi RKLB 2x Daily ETF | Launch and Mission Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Launch and Mission Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with launch, deployment, and mission execution. Launch failures, in-orbit anomalies, or delays could materially adversely affect operations and market value.

Corgi RKLB 2x Daily ETF | Regulatory and Spectrum Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Spectrum Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulatory approvals, licensing, export controls, and spectrum allocation. Changes or delays may limit operations or increase costs.

Corgi RKLB 2x Daily ETF | Customer and Contract Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer and Contract Concentration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of customers, government contracts, or strategic partners. Contract loss or delays could adversely affect revenues.

Corgi RKLB 2x Daily ETF | Capital Intensity and Financing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity and Financing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with substantial capital requirements and long development timelines. The issuer may require additional financing, which may be dilutive.

Corgi RKLB 2x Daily ETF | Rocket Lab USA Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Rocket Lab USA, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Rocket Lab USA, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Rocket Lab USA, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Rocket Lab USA, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi RKLB 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi RKLB 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi AAPL 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi AAPL 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi AAPL 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi AAPL 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi AAPL 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi AAPL 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi AAPL 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi AAPL 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi AAPL 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi AAPL 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi AAPL 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi AAPL 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi AAPL 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi AAPL 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi AAPL 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi AAPL 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi AAPL 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi AAPL 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi AAPL 2x Daily ETF | Regulatory and Legal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regulatory and Legal Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulatory developments, litigation, and compliance requirements.
Corgi AAPL 2x Daily ETF | Market Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with changes in demand for the issuer's products or services, which could adversely affect revenues and market value.

Corgi AAPL 2x Daily ETF | Operational and Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with operational performance, execution of strategy, and cost management.
Corgi AAPL 2x Daily ETF | Cybersecurity and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents or technology failures that could disrupt operations.

Corgi AAPL 2x Daily ETF | Apple Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Apple Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Apple Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Apple Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Apple Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi AAPL 2x Daily ETF | iPhone Revenue Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
iPhone Revenue Concentration Risk.
A significant portion of Apple's revenue is derived from iPhone products. Any decline in demand for iPhones could materially affect Apple's financial performance and stock price.

Corgi AAPL 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi AAPL 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi UNH 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi UNH 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi UNH 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi UNH 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi UNH 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi UNH 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi UNH 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi UNH 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi UNH 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi UNH 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi UNH 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi UNH 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi UNH 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi UNH 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi UNH 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi UNH 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi UNH 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi UNH 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi UNH 2x Daily ETF | Data Privacy and Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Privacy and Security Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with protection of sensitive data and compliance with privacy and security laws. Breaches could lead to liability and reputational harm.

Corgi UNH 2x Daily ETF | UnitedHealth Group Incorporated Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
UnitedHealth Group Incorporated Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with UnitedHealth Group Incorporated. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. UnitedHealth Group Incorporated faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting UnitedHealth Group Incorporated could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi UNH 2x Daily ETF | Regulatory and Reimbursement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Reimbursement Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with healthcare regulation, reimbursement policies, and government programs. Changes in laws or reimbursement rates could adversely affect results.

Corgi UNH 2x Daily ETF | Cost Trend and Utilization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cost Trend and Utilization Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with medical cost trends, utilization rates, and pricing pressure that may affect profitability.

Corgi UNH 2x Daily ETF | Government Program Revenue Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government Program Revenue Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with UnitedHealth Group's participation in government healthcare programs, including Medicare and Medicaid. Changes in funding levels, reimbursement structures, eligibility rules, or government healthcare policy could materially affect UnitedHealth Group's revenues, profitability, and market value.

Corgi UNH 2x Daily ETF | Litigation and Liability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Litigation and Liability Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with litigation, regulatory investigations, and liability claims, which could result in significant costs or penalties.

Corgi UNH 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi UNH 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi OKLO 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi OKLO 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi OKLO 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi OKLO 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi OKLO 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi OKLO 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi OKLO 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi OKLO 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi OKLO 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi OKLO 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi OKLO 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi OKLO 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi OKLO 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi OKLO 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi OKLO 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi OKLO 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi OKLO 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi OKLO 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi OKLO 2x Daily ETF | Oklo Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Oklo Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Oklo Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Oklo Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Oklo Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi OKLO 2x Daily ETF | Regulatory and Permitting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Permitting Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with extensive regulation, permitting, and oversight. Delays or changes in regulatory requirements could materially adversely affect operations and costs.

Corgi OKLO 2x Daily ETF | Commodity and Input Cost Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Commodity and Input Cost Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with input costs, including fuel, materials, and components. Cost increases or supply disruptions could reduce margins.

Corgi OKLO 2x Daily ETF | Customer and Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer and Contract Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer demand, long sales cycles, and reliance on contracts. Contract delays or cancellations could adversely affect revenues.

Corgi OKLO 2x Daily ETF | Competition and Policy Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Policy Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition and changes in energy policy, incentives, and market structure that could affect demand and profitability.

Corgi OKLO 2x Daily ETF | Project Development and Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Project Development and Execution Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with developing, constructing, or scaling energy projects and technologies. Delays, cost overruns, or technical setbacks could adversely affect results.

Corgi OKLO 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi OKLO 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi NFLX 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi NFLX 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi NFLX 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi NFLX 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi NFLX 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi NFLX 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi NFLX 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi NFLX 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi NFLX 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi NFLX 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi NFLX 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi NFLX 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi NFLX 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi NFLX 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi NFLX 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi NFLX 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi NFLX 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi NFLX 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi NFLX 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition, including from larger, well-capitalized competitors. Competitive pressures may reduce growth, margins, or market share.

Corgi NFLX 2x Daily ETF | Cybersecurity and Data Protection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Data Protection Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents, data breaches, or system failures that could disrupt operations, lead to liability, or harm reputation.

Corgi NFLX 2x Daily ETF | Technology and Product Obsolescence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology and Product Obsolescence Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change, innovation cycles, and potential product obsolescence. Failure to develop or commercialize new products could adversely affect market value.

Corgi NFLX 2x Daily ETF | Regulatory and Data Privacy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Data Privacy Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving regulations, including data privacy, AI, and consumer protection laws. Compliance costs or restrictions could adversely affect operations.

Corgi NFLX 2x Daily ETF | Customer Demand and Retention Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Demand and Retention Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer acquisition, retention, and spending patterns. Reduced customer demand or higher churn could adversely affect revenues and profitability.

Corgi NFLX 2x Daily ETF | Netflix Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Netflix, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Netflix, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Netflix, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Netflix, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi NFLX 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi NFLX 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi BRKB 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi BRKB 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi BRKB 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi BRKB 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi BRKB 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi BRKB 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi BRKB 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi BRKB 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi BRKB 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi BRKB 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi BRKB 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi BRKB 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi BRKB 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi BRKB 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi BRKB 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi BRKB 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi BRKB 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi BRKB 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi BRKB 2x Daily ETF | Regulatory and Legal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Legal Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulation across multiple industries, as well as litigation and compliance matters that may increase costs or restrict operations.

Corgi BRKB 2x Daily ETF | Berkshire Hathaway Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Berkshire Hathaway Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Berkshire Hathaway Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Berkshire Hathaway Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Berkshire Hathaway Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi BRKB 2x Daily ETF | Insurance Underwriting and Catastrophe Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Insurance Underwriting and Catastrophe Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with insurance operations, including underwriting cycles and exposure to catastrophic events, which may cause significant losses and volatility in earnings.

Corgi BRKB 2x Daily ETF | Investment Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Portfolio Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with a large portfolio of equity and fixed income investments. Market declines or credit events may adversely affect book value and operating results.

Corgi BRKB 2x Daily ETF | Subsidiary and Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Subsidiary and Concentration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks arising from the performance of operating subsidiaries and concentrated exposures in certain industries or investments.

Corgi BRKB 2x Daily ETF | Key Personnel and Capital Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Key Personnel and Capital Allocation Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with management succession and capital allocation decisions, which may affect long-term performance.

Corgi BRKB 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi BRKB 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi CRWV 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi CRWV 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi CRWV 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi CRWV 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi CRWV 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi CRWV 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi CRWV 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi CRWV 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi CRWV 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi CRWV 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi CRWV 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi CRWV 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi CRWV 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi CRWV 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi CRWV 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi CRWV 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi CRWV 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi CRWV 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi CRWV 2x Daily ETF | CoreWeave Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
CoreWeave, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with CoreWeave, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. CoreWeave, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting CoreWeave, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi CRWV 2x Daily ETF | Customer Concentration and Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration and Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for GPU-accelerated cloud compute services. Reduced customer spending or utilization could adversely affect revenues and market value.

Corgi CRWV 2x Daily ETF | Infrastructure and Capacity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Infrastructure and Capacity Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with obtaining, deploying, and operating large-scale compute infrastructure. Hardware shortages, downtime, or scaling challenges could adversely affect performance.

Corgi CRWV 2x Daily ETF | Supplier and Hardware Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supplier and Hardware Dependence Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited set of hardware suppliers and data center partners. Disruptions could increase costs or limit growth.

Corgi CRWV 2x Daily ETF | Competition and Pricing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Pricing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from hyperscale cloud providers and other entrants, which may lead to pricing pressure and margin compression.

Corgi CRWV 2x Daily ETF | Regulatory Security and Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory, Security, and Contract Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with data security, compliance, and contractual obligations. Incidents or disputes could lead to liability or reputational harm.

Corgi CRWV 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi CRWV 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi INTC 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi INTC 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi INTC 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi INTC 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi INTC 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi INTC 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi INTC 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi INTC 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi INTC 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi INTC 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi INTC 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi INTC 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi INTC 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi INTC 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi INTC 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi INTC 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi INTC 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi INTC 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi INTC 2x Daily ETF | Intel Corporation Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Intel Corporation Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Intel Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Intel Corporation faces risks associated with, among other things, execution of its foundry services and manufacturing transformation strategy; competition in processors, accelerators, and data center products; loss of market share in PC and server CPUs; the capital intensity and timeline of advanced process node development; changes in customer demand; dependence on government subsidies and incentives; export controls and geopolitical developments affecting semiconductor trade; product defects or delays; the ability to attract and retain key personnel; cybersecurity incidents; fluctuations in operating results; and other factors affecting its business, financial condition, or market value. Any adverse development affecting Intel Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi INTC 2x Daily ETF | Foundry Transformation and IDM 2.0 Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foundry Transformation and IDM 2.0 Strategy Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with Intel Corporation's strategic transformation into a major semiconductor foundry services provider. This multi-year initiative requires substantial capital expenditure, successful development of leading-edge process nodes, and the ability to attract and retain external foundry customers. Delays, cost overruns, technology setbacks, or failure to achieve competitive manufacturing yields could materially impair the issuer's financial condition and the market value of the Underlying Security.

Corgi INTC 2x Daily ETF | Artificial Intelligence Competitive Positioning Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence Competitive Positioning Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with Intel Corporation's ability to compete in AI training and inference hardware markets. Competitors have established significant leads in GPU-based and custom AI accelerators, and failure to develop competitive AI products or to gain meaningful adoption could limit the issuer's revenue growth and adversely affect the market value of the Underlying Security.

Corgi INTC 2x Daily ETF | Market Share Erosion Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Share Erosion Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the loss of market share in core PC and data center processor markets. Competitive alternatives from other chipmakers and the development of proprietary processors by major cloud and technology companies may reduce demand for the issuer's products, compress margins, and adversely affect revenues and the market value of the Underlying Security.

Corgi INTC 2x Daily ETF | Manufacturing Technology Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manufacturing Technology Execution Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the development and production ramp of advanced semiconductor process nodes. Manufacturing complexity, yield challenges, equipment availability, and the capital required to build and operate leading-edge fabrication facilities could result in delays or cost overruns that adversely affect the issuer's competitive position and financial performance.

Corgi INTC 2x Daily ETF | Government Subsidy and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government Subsidy and Geopolitical Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on government incentives, grants, and subsidies to support domestic semiconductor manufacturing expansion. Changes in government policy, delays in the disbursement of committed funds, export controls, trade restrictions, or geopolitical developments could increase costs, limit market access, or reduce the anticipated benefits of such programs.

Corgi INTC 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi INTC 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi BABA 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi BABA 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi BABA 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi BABA 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi BABA 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi BABA 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi BABA 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi BABA 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi BABA 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi BABA 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi BABA 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi BABA 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi BABA 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi BABA 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi BABA 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi BABA 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi BABA 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi BABA 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi BABA 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition, including from larger, well-capitalized competitors. Competitive pressures may reduce growth, margins, or market share.

Corgi BABA 2x Daily ETF | Cybersecurity and Data Protection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Data Protection Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents, data breaches, or system failures that could disrupt operations, lead to liability, or harm reputation.

Corgi BABA 2x Daily ETF | American Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
American Depositary Receipt Risk.
The Underlying Security is traded in the form of an American depositary receipt or other similar depositary security that represents equity securities of a foreign issuer. Depositary securities are subject to many of the risks of investing in non-U.S. issuers, including risks related to political, economic, regulatory, and market conditions abroad and differences in accounting, auditing, and reporting standards. The depositary may charge fees or may take actions (including suspending, terminating, or changing the terms of the depositary arrangement) that could adversely affect the price or liquidity of the Underlying Security and the ability of holders to exercise shareholder rights. Depositary securities may trade at a premium or discount to the underlying foreign shares, and their market price may be affected by foreign market holidays, trading hours, or currency movements. Because the Fund seeks daily leveraged exposure to the Underlying Security, the Fund's losses and volatility may be magnified when these risks negatively affect the Underlying Security.

Corgi BABA 2x Daily ETF | Technology and Product Obsolescence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology and Product Obsolescence Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change, innovation cycles, and potential product obsolescence. Failure to develop or commercialize new products could adversely affect market value.

Corgi BABA 2x Daily ETF | Regulatory and Data Privacy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Data Privacy Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving regulations, including data privacy, AI, and consumer protection laws. Compliance costs or restrictions could adversely affect operations.

Corgi BABA 2x Daily ETF | Customer Demand and Retention Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Demand and Retention Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer acquisition, retention, and spending patterns. Reduced customer demand or higher churn could adversely affect revenues and profitability.

Corgi BABA 2x Daily ETF | Alibaba Group Holding Limited Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Alibaba Group Holding Limited Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Alibaba Group Holding Limited. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Alibaba Group Holding Limited faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Alibaba Group Holding Limited could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi BABA 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi BABA 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi HOOD 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi HOOD 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi HOOD 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi HOOD 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi HOOD 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi HOOD 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi HOOD 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi HOOD 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi HOOD 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi HOOD 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi HOOD 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi HOOD 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi HOOD 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi HOOD 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi HOOD 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi HOOD 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi HOOD 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi HOOD 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi HOOD 2x Daily ETF | Robinhood Markets, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Robinhood Markets, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Robinhood Markets, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Robinhood Markets, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Robinhood Markets, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi HOOD 2x Daily ETF | Market Activity and Revenue Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Activity and Revenue Volatility Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks that revenues may depend on customer activity levels and market conditions. Declines in trading, investing, or payment volumes could adversely affect results.

Corgi HOOD 2x Daily ETF | Regulatory and Compliance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Compliance Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with financial regulation, licensing, and compliance obligations. Regulatory actions or changes in rules could increase costs or restrict operations.

Corgi HOOD 2x Daily ETF | Cybersecurity and Fraud Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Fraud Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyberattacks, fraud, account takeovers, or technology outages that could lead to losses, liability, or reputational harm.

Corgi HOOD 2x Daily ETF | Counterparty and Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Liquidity Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on banking partners, payment networks, liquidity providers, or market makers. Disruptions could adversely affect operations.

Corgi HOOD 2x Daily ETF | Reputational and Legal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Reputational and Legal Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with litigation, enforcement actions, and reputational harm, which could reduce customer trust and increase costs.

Corgi HOOD 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi HOOD 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi GEV 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi GEV 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi GEV 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi GEV 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of de rivative
s, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi GEV 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi GEV 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi GEV 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi GEV 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi GEV 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi GEV 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi GEV 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi GEV 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi GEV 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi GEV 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi GEV 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi GEV 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi GEV 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi GEV 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi GEV 2x Daily ETF | Regulatory and Permitting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Permitting Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with extensive regulation, permitting, and oversight. Delays or changes in regulatory requirements could materially adversely affect operations and costs.

Corgi GEV 2x Daily ETF | Commodity and Input Cost Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Commodity and Input Cost Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with input costs, including fuel, materials, and components. Cost increases or supply disruptions could reduce margins.

Corgi GEV 2x Daily ETF | Customer and Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer and Contract Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer demand, long sales cycles, and reliance on contracts. Contract delays or cancellations could adversely affect revenues.

Corgi GEV 2x Daily ETF | Competition and Policy Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Policy Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition and changes in energy policy, incentives, and market structure that could affect demand and profitability.

Corgi GEV 2x Daily ETF | Project Development and Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Project Development and Execution Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with developing, constructing, or scaling energy projects and technologies. Delays, cost overruns, or technical setbacks could adversely affect results.

Corgi GEV 2x Daily ETF | GE Vernova Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
GE Vernova Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with GE Vernova Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. GE Vernova Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting GE Vernova Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi GEV 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi GEV 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi BMNR 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi BMNR 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi BMNR 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi BMNR 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of de rivative
s, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi BMNR 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi BMNR 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi BMNR 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi BMNR 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi BMNR 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi BMNR 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi BMNR 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi BMNR 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi BMNR 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi BMNR 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi BMNR 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi BMNR 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi BMNR 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi BMNR 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi BMNR 2x Daily ETF | BitMine Immersion Technologies Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
BitMine Immersion Technologies, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with BitMine Immersion Technologies, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. BitMine Immersion Technologies, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting BitMine Immersion Technologies, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi BMNR 2x Daily ETF | Digital Asset Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Digital Asset Price Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the market price of digital assets, which may be highly volatile. Declines in digital asset prices could materially adversely affect revenues and market value.

Corgi BMNR 2x Daily ETF | Energy Cost and Availability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Energy Cost and Availability Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the availability and cost of electricity and hosting capacity. Increases in power costs could reduce profitability.

Corgi BMNR 2x Daily ETF | Operational and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with mining equipment performance, downtime, and procurement of specialized hardware. Failures or delays could adversely affect output.

Corgi BMNR 2x Daily ETF | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulation of mining activities, energy usage, and digital assets. Restrictions could increase costs or limit operations.

Corgi BMNR 2x Daily ETF | Financing and Dilution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing and Dilution Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks that the issuer may require additional capital. Financing may be dilutive or unavailable on favorable terms.

Corgi BMNR 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi BMNR 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi JOBY 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi JOBY 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi JOBY 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi JOBY 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily
Objective
.

Corgi JOBY 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi JOBY 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi JOBY 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi JOBY 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi JOBY 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi JOBY 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi JOBY 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi JOBY 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi JOBY 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi JOBY 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi JOBY 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi JOBY 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi JOBY 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi JOBY 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi JOBY 2x Daily ETF | Manufacturing and Supply Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manufacturing and Supply Chain Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with scaling manufacturing and reliance on suppliers. Disruptions or cost increases could adversely affect margins and timelines.

Corgi JOBY 2x Daily ETF | Capital Intensity and Financing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity and Financing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with substantial capital requirements. The issuer may require additional financing, which may be dilutive or unavailable on favorable terms.

Corgi JOBY 2x Daily ETF | Joby Aviation Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Joby Aviation, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Joby Aviation, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Joby Aviation, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Joby Aviation, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi JOBY 2x Daily ETF | Development Stage and Commercialization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Development Stage and Commercialization Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with early-stage product development and commercialization. Delays in development, testing, or production could adversely affect financial performance and market value.

Corgi JOBY 2x Daily ETF | Regulatory Certification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory Certification Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with aviation certification and regulatory approvals. Failure to obtain required certifications or approvals on expected timelines could materially adversely affect prospects.

Corgi JOBY 2x Daily ETF | Safety Liability and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Safety, Liability, and Operational Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with aircraft safety, accidents, product liability claims, and operational incidents that could lead to significant costs and reputational harm.

Corgi JOBY 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi JOBY 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi ALAB 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi ALAB 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi ALAB 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi ALAB 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of d erivativ
es, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi ALAB 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi ALAB 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi ALAB 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi ALAB 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi ALAB 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi ALAB 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi ALAB 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi ALAB 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi ALAB 2x Daily ETF | Semiconductor Industry Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Cyclicality Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor and related hardware industries, which are highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, and shifting demand across end markets. Downturns in demand may adversely affect revenues, margins, and the market value of the Underlying Security.

Corgi ALAB 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi ALAB 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi ALAB 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi ALAB 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi ALAB 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi ALAB 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi ALAB 2x Daily ETF | Competition and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid innovation. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share and profitability.

Corgi ALAB 2x Daily ETF | Data Center and AI Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Center and AI Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for data center, networking, and AI-related infrastructure. A slowdown in investment in such infrastructure could materially and adversely affect the market price of the Underlying Security.

Corgi ALAB 2x Daily ETF | Supply Chain and Manufacturing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Manufacturing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party manufacturing, suppliers, and logistics providers. Supply constraints, manufacturing disruptions, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

Corgi ALAB 2x Daily ETF | International Trade and Export Control Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
International Trade and Export Control Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies, export controls, tariffs, sanctions, or other governmental regulations affecting advanced technologies. Such measures could limit market access or increase costs.

Corgi ALAB 2x Daily ETF | Astera Labs, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Astera Labs, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Astera Labs, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Astera Labs, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Astera Labs, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi ALAB 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi ALAB 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi LITE 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi LITE 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi LITE 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi LITE 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi LITE 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi LITE 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi LITE 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi LITE 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi LITE 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi LITE 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi LITE 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi LITE 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi LITE 2x Daily ETF | Semiconductor Industry Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Cyclicality Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor and related hardware industries, which are highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, and shifting demand across end markets. Downturns in demand may adversely affect revenues, margins, and the market value of the Underlying Security.

Corgi LITE 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi LITE 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi LITE 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi LITE 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi LITE 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi LITE 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi LITE 2x Daily ETF | Competition and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid innovation. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share and profitability.

Corgi LITE 2x Daily ETF | Data Center and AI Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Center and AI Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for data center, networking, and AI-related infrastructure. A slowdown in investment in such infrastructure could materially and adversely affect the market price of the Underlying Security.

Corgi LITE 2x Daily ETF | Supply Chain and Manufacturing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Manufacturing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party manufacturing, suppliers, and logistics providers. Supply constraints, manufacturing disruptions, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

Corgi LITE 2x Daily ETF | International Trade and Export Control Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
International Trade and Export Control Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies, export controls, tariffs, sanctions, or other governmental regulations affecting advanced technologies. Such measures could limit market access or increase costs.

Corgi LITE 2x Daily ETF | Lumentum Holdings Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Lumentum Holdings Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Lumentum Holdings Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Lumentum Holdings Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Lumentum Holdings Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi LITE 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi LITE 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi TEM 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi TEM 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi TEM 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi TEM 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of deriva
tives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi TEM 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi TEM 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi TEM 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi TEM 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi TEM 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi TEM 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi TEM 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi TEM 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi TEM 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi TEM 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi TEM 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi TEM 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi TEM 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi TEM 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi TEM 2x Daily ETF | Data Privacy and Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Privacy and Security Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with protection of sensitive data and compliance with privacy and security laws. Breaches could lead to liability and reputational harm.

Corgi TEM 2x Daily ETF | Regulatory and Reimbursement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Reimbursement Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with healthcare regulation, reimbursement policies, and government programs. Changes in laws or reimbursement rates could adversely affect results.

Corgi TEM 2x Daily ETF | Cost Trend and Utilization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cost Trend and Utilization Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with medical cost trends, utilization rates, and pricing pressure that may affect profitability.

Corgi TEM 2x Daily ETF | Litigation and Liability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Litigation and Liability Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with litigation, regulatory investigations, and liability claims, which could result in significant costs or penalties.

Corgi TEM 2x Daily ETF | Tempus AI Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tempus AI, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Tempus AI, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Tempus AI, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Tempus AI, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi TEM 2x Daily ETF | Competition and Innovation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Innovation Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition and the need to innovate. Failure to develop or adopt new products, services, or technologies could adversely affect growth.

Corgi TEM 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi TEM 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi UPST 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi UPST 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi UPST 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi UPST 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of deriva
tives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi UPST 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi UPST 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi UPST 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi UPST 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi UPST 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi UPST 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi UPST 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi UPST 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi UPST 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi UPST 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi UPST 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi UPST 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi UPST 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi UPST 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi UPST 2x Daily ETF | Market Activity and Revenue Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Activity and Revenue Volatility Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks that revenues may depend on customer activity levels and market conditions. Declines in trading, investing, or payment volumes could adversely affect results.

Corgi UPST 2x Daily ETF | Regulatory and Compliance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Compliance Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with financial regulation, licensing, and compliance obligations. Regulatory actions or changes in rules could increase costs or restrict operations.

Corgi UPST 2x Daily ETF | Cybersecurity and Fraud Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Fraud Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyberattacks, fraud, account takeovers, or technology outages that could lead to losses, liability, or reputational harm.

Corgi UPST 2x Daily ETF | Counterparty and Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Liquidity Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on banking partners, payment networks, liquidity providers, or market makers. Disruptions could adversely affect operations.

Corgi UPST 2x Daily ETF | Reputational and Legal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Reputational and Legal Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with litigation, enforcement actions, and reputational harm, which could reduce customer trust and increase costs.

Corgi UPST 2x Daily ETF | Upstart Holdings, Inc. Investing Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Upstart Holdings, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Upstart Holdings, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Upstart Holdings, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Upstart Holdings, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi UPST 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi UPST 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi WDC 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi WDC 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi WDC 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi WDC 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi WDC 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi WDC 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi WDC 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi WDC 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi WDC 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi WDC 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi WDC 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi WDC 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi WDC 2x Daily ETF | Semiconductor Industry Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Cyclicality Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor and related hardware industries, which are highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, and shifting demand across end markets. Downturns in demand may adversely affect revenues, margins, and the market value of the Underlying Security.

Corgi WDC 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi WDC 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi WDC 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi WDC 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi WDC 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi WDC 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi WDC 2x Daily ETF | Competition and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid innovation. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share and profitability.

Corgi WDC 2x Daily ETF | Data Center and AI Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Center and AI Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for data center, networking, and AI-related infrastructure. A slowdown in investment in such infrastructure could materially and adversely affect the market price of the Underlying Security.

Corgi WDC 2x Daily ETF | Supply Chain and Manufacturing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Manufacturing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party manufacturing, suppliers, and logistics providers. Supply constraints, manufacturing disruptions, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

Corgi WDC 2x Daily ETF | International Trade and Export Control Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
International Trade and Export Control Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies, export controls, tariffs, sanctions, or other governmental regulations affecting advanced technologies. Such measures could limit market access or increase costs.

Corgi WDC 2x Daily ETF | Western Digital Corporation Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Western Digital Corporation Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Western Digital Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Western Digital Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Western Digital Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi WDC 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi WDC 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi UUUU 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi UUUU 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi UUUU 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi UUUU 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of der ivatives,
market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi UUUU 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi UUUU 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi UUUU 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi UUUU 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi UUUU 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi UUUU 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi UUUU 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi UUUU 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi UUUU 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi UUUU 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi UUUU 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi UUUU 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi UUUU 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi UUUU 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi UUUU 2x Daily ETF | Regulatory and Permitting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Permitting Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with extensive regulation, permitting, and oversight. Delays or changes in regulatory requirements could materially adversely affect operations and costs.

Corgi UUUU 2x Daily ETF | Commodity and Input Cost Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Commodity and Input Cost Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with input costs, including fuel, materials, and components. Cost increases or supply disruptions could reduce margins.

Corgi UUUU 2x Daily ETF | Customer and Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer and Contract Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer demand, long sales cycles, and reliance on contracts. Contract delays or cancellations could adversely affect revenues.

Corgi UUUU 2x Daily ETF | Competition and Policy Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Policy Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition and changes in energy policy, incentives, and market structure that could affect demand and profitability.

Corgi UUUU 2x Daily ETF | Project Development and Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Project Development and Execution Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with developing, constructing, or scaling energy projects and technologies. Delays, cost overruns, or technical setbacks could adversely affect results.

Corgi UUUU 2x Daily ETF | Energy Fuels Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Energy Fuels Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Energy Fuels Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Energy Fuels Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Energy Fuels Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi UUUU 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi UUUU 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi SMR 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi SMR 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi SMR 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi SMR 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of deriv ati
ves, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi SMR 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi SMR 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi SMR 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi SMR 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi SMR 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi SMR 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi SMR 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi SMR 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi SMR 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi SMR 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi SMR 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi SMR 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi SMR 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi SMR 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi SMR 2x Daily ETF | Regulatory and Permitting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Permitting Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with extensive regulation, permitting, and oversight. Delays or changes in regulatory requirements could materially adversely affect operations and costs.

Corgi SMR 2x Daily ETF | Commodity and Input Cost Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Commodity and Input Cost Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with input costs, including fuel, materials, and components. Cost increases or supply disruptions could reduce margins.

Corgi SMR 2x Daily ETF | Customer and Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer and Contract Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer demand, long sales cycles, and reliance on contracts. Contract delays or cancellations could adversely affect revenues.

Corgi SMR 2x Daily ETF | Competition and Policy Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Policy Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition and changes in energy policy, incentives, and market structure that could affect demand and profitability.

Corgi SMR 2x Daily ETF | Project Development and Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Project Development and Execution Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with developing, constructing, or scaling energy projects and technologies. Delays, cost overruns, or technical setbacks could adversely affect results.

Corgi SMR 2x Daily ETF | NuScale Power Corporation Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
NuScale Power Corporation Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with NuScale Power Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. NuScale Power Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting NuScale Power Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi SMR 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi SMR 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi QBTS 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi QBTS 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi QBTS 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi QBTS 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of de rivat
ives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi QBTS 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi QBTS 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi QBTS 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi QBTS 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi QBTS 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi QBTS 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi QBTS 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi QBTS 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi QBTS 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi QBTS 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi QBTS 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi QBTS 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi QBTS 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi QBTS 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi QBTS 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition that may pressure pricing, margins, or market share.
Corgi QBTS 2x Daily ETF | Regulatory and Legal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regulatory and Legal Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulatory developments, litigation, and compliance requirements.
Corgi QBTS 2x Daily ETF | Market Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with changes in demand for the issuer's products or services, which could adversely affect revenues and market value.

Corgi QBTS 2x Daily ETF | Operational and Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with operational performance, execution of strategy, and cost management.
Corgi QBTS 2x Daily ETF | Cybersecurity and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents or technology failures that could disrupt operations.

Corgi QBTS 2x Daily ETF | D Wave Quantum Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
D-Wave Quantum Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with D-Wave Quantum Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. D-Wave Quantum Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting D-Wave Quantum Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi QBTS 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi QBTS 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi SOFI 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi SOFI 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi SOFI 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi SOFI 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of deri
vatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi SOFI 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi SOFI 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi SOFI 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi SOFI 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi SOFI 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi SOFI 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi SOFI 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi SOFI 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi SOFI 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi SOFI 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi SOFI 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi SOFI 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi SOFI 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi SOFI 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi SOFI 2x Daily ETF | Market Activity and Revenue Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Activity and Revenue Volatility Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks that revenues may depend on customer activity levels and market conditions. Declines in trading, investing, or payment volumes could adversely affect results.

Corgi SOFI 2x Daily ETF | Regulatory and Compliance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Compliance Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with financial regulation, licensing, and compliance obligations. Regulatory actions or changes in rules could increase costs or restrict operations.

Corgi SOFI 2x Daily ETF | Cybersecurity and Fraud Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Fraud Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyberattacks, fraud, account takeovers, or technology outages that could lead to losses, liability, or reputational harm.

Corgi SOFI 2x Daily ETF | Counterparty and Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Liquidity Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on banking partners, payment networks, liquidity providers, or market makers. Disruptions could adversely affect operations.

Corgi SOFI 2x Daily ETF | Reputational and Legal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Reputational and Legal Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with litigation, enforcement actions, and reputational harm, which could reduce customer trust and increase costs.

Corgi SOFI 2x Daily ETF | SoFi Technologies Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
SoFi Technologies, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with SoFi Technologies, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. SoFi Technologies, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting SoFi Technologies, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi SOFI 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi SOFI 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi RGTI 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi RGTI 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi RGTI 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi RGTI 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of de
rivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi RGTI 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi RGTI 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi RGTI 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi RGTI 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi RGTI 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi RGTI 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi RGTI 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi RGTI 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi RGTI 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi RGTI 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi RGTI 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi RGTI 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi RGTI 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi RGTI 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi RGTI 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition that may pressure pricing, margins, or market share.
Corgi RGTI 2x Daily ETF | Regulatory and Legal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regulatory and Legal Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulatory developments, litigation, and compliance requirements.
Corgi RGTI 2x Daily ETF | Market Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with changes in demand for the issuer's products or services, which could adversely affect revenues and market value.

Corgi RGTI 2x Daily ETF | Operational and Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with operational performance, execution of strategy, and cost management.
Corgi RGTI 2x Daily ETF | Cybersecurity and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents or technology failures that could disrupt operations.

Corgi RGTI 2x Daily ETF | Rigetti Computing, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Rigetti Computing, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Rigetti Computing, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Rigetti Computing, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Rigetti Computing, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi RGTI 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi RGTI 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi NVO 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi NVO 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi NVO 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi NVO 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of deri vati
ves, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi NVO 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi NVO 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi NVO 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi NVO 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi NVO 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi NVO 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi NVO 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi NVO 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi NVO 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi NVO 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi NVO 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi NVO 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi NVO 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi NVO 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi NVO 2x Daily ETF | Data Privacy and Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Privacy and Security Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with protection of sensitive data and compliance with privacy and security laws. Breaches could lead to liability and reputational harm.

Corgi NVO 2x Daily ETF | American Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
American Depositary Receipt Risk.
The Underlying Security is traded in the form of an American depositary receipt or other similar depositary security that represents equity securities of a foreign issuer. Depositary securities are subject to many of the risks of investing in non-U.S. issuers, including risks related to political, economic, regulatory, and market conditions abroad and differences in accounting, auditing, and reporting standards. The depositary may charge fees or may take actions (including suspending, terminating, or changing the terms of the depositary arrangement) that could adversely affect the price or liquidity of the Underlying Security and the ability of holders to exercise shareholder rights. Depositary securities may trade at a premium or discount to the underlying foreign shares, and their market price may be affected by foreign market holidays, trading hours, or currency movements. Because the Fund seeks daily leveraged exposure to the Underlying Security, the Fund's losses and volatility may be magnified when these risks negatively affect the Underlying Security.

Corgi NVO 2x Daily ETF | Regulatory and Reimbursement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Reimbursement Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with healthcare regulation, reimbursement policies, and government programs. Changes in laws or reimbursement rates could adversely affect results.

Corgi NVO 2x Daily ETF | Cost Trend and Utilization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cost Trend and Utilization Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with medical cost trends, utilization rates, and pricing pressure that may affect profitability.

Corgi NVO 2x Daily ETF | Litigation and Liability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Litigation and Liability Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with litigation, regulatory investigations, and liability claims, which could result in significant costs or penalties.

Corgi NVO 2x Daily ETF | Competition and Innovation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Innovation Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition and the need to innovate. Failure to develop or adopt new products, services, or technologies could adversely affect growth.

Corgi NVO 2x Daily ETF | Novo Nordisk AS Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Novo Nordisk A/S Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Novo Nordisk A/S. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Novo Nordisk A/S faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Novo Nordisk A/S could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi NVO 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi NVO 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi RDDT 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi RDDT 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi RDDT 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi RDDT 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of der ivativ
es, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi RDDT 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi RDDT 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi RDDT 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi RDDT 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi RDDT 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi RDDT 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi RDDT 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi RDDT 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi RDDT 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi RDDT 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi RDDT 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi RDDT 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi RDDT 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi RDDT 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi RDDT 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition, including from larger, well-capitalized competitors. Competitive pressures may reduce growth, margins, or market share.

Corgi RDDT 2x Daily ETF | Cybersecurity and Data Protection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Data Protection Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents, data breaches, or system failures that could disrupt operations, lead to liability, or harm reputation.

Corgi RDDT 2x Daily ETF | Technology and Product Obsolescence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology and Product Obsolescence Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change, innovation cycles, and potential product obsolescence. Failure to develop or commercialize new products could adversely affect market value.

Corgi RDDT 2x Daily ETF | Regulatory and Data Privacy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Data Privacy Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving regulations, including data privacy, AI, and consumer protection laws. Compliance costs or restrictions could adversely affect operations.

Corgi RDDT 2x Daily ETF | Customer Demand and Retention Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Demand and Retention Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer acquisition, retention, and spending patterns. Reduced customer demand or higher churn could adversely affect revenues and profitability.

Corgi RDDT 2x Daily ETF | Reddit Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Reddit, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Reddit, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Reddit, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Reddit, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi RDDT 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi RDDT 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi CRWD 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi CRWD 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi CRWD 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi CRWD 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of der
ivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi CRWD 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi CRWD 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi CRWD 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi CRWD 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi CRWD 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi CRWD 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi CRWD 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi CRWD 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi CRWD 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi CRWD 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi CRWD 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi CRWD 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi CRWD 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi CRWD 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi CRWD 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition, including from larger, well-capitalized competitors. Competitive pressures may reduce growth, margins, or market share.

Corgi CRWD 2x Daily ETF | Cybersecurity and Data Protection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Data Protection Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents, data breaches, or system failures that could disrupt operations, lead to liability, or harm reputation.

Corgi CRWD 2x Daily ETF | Technology and Product Obsolescence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology and Product Obsolescence Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change, innovation cycles, and potential product obsolescence. Failure to develop or commercialize new products could adversely affect market value.

Corgi CRWD 2x Daily ETF | Regulatory and Data Privacy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Data Privacy Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving regulations, including data privacy, AI, and consumer protection laws. Compliance costs or restrictions could adversely affect operations.

Corgi CRWD 2x Daily ETF | Customer Demand and Retention Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Demand and Retention Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer acquisition, retention, and spending patterns. Reduced customer demand or higher churn could adversely affect revenues and profitability.

Corgi CRWD 2x Daily ETF | CrowdStrike Holdings, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
CrowdStrike Holdings, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with CrowdStrike Holdings, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. CrowdStrike Holdings, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting CrowdStrike Holdings, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi CRWD 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi CRWD 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi MARA 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi MARA 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi MARA 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi MARA 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of de riv
atives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi MARA 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi MARA 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi MARA 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi MARA 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi MARA 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi MARA 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi MARA 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi MARA 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi MARA 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi MARA 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi MARA 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi MARA 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi MARA 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi MARA 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi MARA 2x Daily ETF | Digital Asset Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Digital Asset Price Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the market price of digital assets, which may be highly volatile. Declines in digital asset prices could materially adversely affect revenues and market value.

Corgi MARA 2x Daily ETF | Energy Cost and Availability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Energy Cost and Availability Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the availability and cost of electricity and hosting capacity. Increases in power costs could reduce profitability.

Corgi MARA 2x Daily ETF | Operational and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with mining equipment performance, downtime, and procurement of specialized hardware. Failures or delays could adversely affect output.

Corgi MARA 2x Daily ETF | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulation of mining activities, energy usage, and digital assets. Restrictions could increase costs or limit operations.

Corgi MARA 2x Daily ETF | Financing and Dilution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing and Dilution Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks that the issuer may require additional capital. Financing may be dilutive or unavailable on favorable terms.

Corgi MARA 2x Daily ETF | MARA Holdings Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
MARA Holdings, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with MARA Holdings, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Marathon Digital Holdings, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting MARA Holdings, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi MARA 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi MARA 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi IREN 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi IREN 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi IREN 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi IREN 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi IREN 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi IREN 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi IREN 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi IREN 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi IREN 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi IREN 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi IREN 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi IREN 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi IREN 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi IREN 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi IREN 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi IREN 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi IREN 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi IREN 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi IREN 2x Daily ETF | Digital Asset Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Digital Asset Price Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the market price of digital assets, which may be highly volatile. Declines in digital asset prices could materially adversely affect revenues and market value.

Corgi IREN 2x Daily ETF | Energy Cost and Availability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Energy Cost and Availability Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the availability and cost of electricity and hosting capacity. Increases in power costs could reduce profitability.

Corgi IREN 2x Daily ETF | Operational and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with mining equipment performance, downtime, and procurement of specialized hardware. Failures or delays could adversely affect output.

Corgi IREN 2x Daily ETF | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulation of mining activities, energy usage, and digital assets. Restrictions could increase costs or limit operations.

Corgi IREN 2x Daily ETF | Financing and Dilution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing and Dilution Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks that the issuer may require additional capital. Financing may be dilutive or unavailable on favorable terms.

Corgi IREN 2x Daily ETF | IREN Limited Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
IREN Limited Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Iris Energy Limited. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. IREN Limited faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting IREN Limited could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi IREN 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi IREN 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi NBIS 2x Daily ETF [Member]
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi NBIS 2x Daily ETF [Member] | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi NBIS 2x Daily ETF [Member] | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi NBIS 2x Daily ETF [Member] | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of d eri
vatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi NBIS 2x Daily ETF [Member] | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi NBIS 2x Daily ETF [Member] | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi NBIS 2x Daily ETF [Member] | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi NBIS 2x Daily ETF [Member] | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi NBIS 2x Daily ETF [Member] | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi NBIS 2x Daily ETF [Member] | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi NBIS 2x Daily ETF [Member] | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi NBIS 2x Daily ETF [Member] | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi NBIS 2x Daily ETF [Member] | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi NBIS 2x Daily ETF [Member] | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi NBIS 2x Daily ETF [Member] | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi NBIS 2x Daily ETF [Member] | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi NBIS 2x Daily ETF [Member] | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi NBIS 2x Daily ETF [Member] | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi NBIS 2x Daily ETF [Member] | Customer Concentration and Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration and Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for GPU-accelerated cloud compute services. Reduced customer spending or utilization could adversely affect revenues and market value.

Corgi NBIS 2x Daily ETF [Member] | Infrastructure and Capacity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Infrastructure and Capacity Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with obtaining, deploying, and operating large-scale compute infrastructure. Hardware shortages, downtime, or scaling challenges could adversely affect performance.

Corgi NBIS 2x Daily ETF [Member] | Supplier and Hardware Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supplier and Hardware Dependence Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited set of hardware suppliers and data center partners. Disruptions could increase costs or limit growth.

Corgi NBIS 2x Daily ETF [Member] | Competition and Pricing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Pricing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from hyperscale cloud providers and other entrants, which may lead to pricing pressure and margin compression.

Corgi NBIS 2x Daily ETF [Member] | Regulatory Security and Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory, Security, and Contract Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with data security, compliance, and contractual obligations. Incidents or disputes could lead to liability or reputational harm.

Corgi NBIS 2x Daily ETF [Member] | Nebius Group N.V. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Nebius Group N.V. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Nebius Group N.V. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Nebius Group N.V. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Nebius Group N.V. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi NBIS 2x Daily ETF [Member] | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi NBIS 2x Daily ETF [Member] | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi VRT 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi VRT 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi VRT 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi VRT 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi VRT 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi VRT 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi VRT 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi VRT 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi VRT 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi VRT 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi VRT 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi VRT 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi VRT 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi VRT 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi VRT 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi VRT 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi VRT 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi VRT 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi VRT 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and pricing pressure in infrastructure markets.
Corgi VRT 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on large customers and channel partners. Order delays or cancellations could materially affect results.

Corgi VRT 2x Daily ETF | Vertiv Holdings Co. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Vertiv Holdings Co. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Vertiv Holdings Co. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Vertiv Holdings Co. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Vertiv Holdings Co. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi VRT 2x Daily ETF | Data Center Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Center Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for data center infrastructure driven by cloud and AI workloads. Reduced investment could adversely affect results.

Corgi VRT 2x Daily ETF | Supply Chain and Component Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Component Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with procurement of components and manufacturing inputs. Disruptions or cost increases could reduce margins.

Corgi VRT 2x Daily ETF | International Operations and Tariff Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
International Operations and Tariff Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with global operations, tariffs, and regulatory developments that could increase costs or disrupt supply chains.

Corgi VRT 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi VRT 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi NOW 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi NOW 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi NOW 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi NOW 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi NOW 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi NOW 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi NOW 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi NOW 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi NOW 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi NOW 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi NOW 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi NOW 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi NOW 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi NOW 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi NOW 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi NOW 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi NOW 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi NOW 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition, including from larger, well-capitalized competitors. Competitive pressures may reduce growth, margins, or market share.

Corgi NOW 2x Daily ETF | Cybersecurity and Data Protection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Data Protection Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents, data breaches, or system failures that could disrupt operations, lead to liability, or harm reputation.

Corgi NOW 2x Daily ETF | Underlying Security Liquidity [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi NOW 2x Daily ETF | Technology and Product Obsolescence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology and Product Obsolescence Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change, innovation cycles, and potential product obsolescence. Failure to develop or commercialize new products could adversely affect market value.

Corgi NOW 2x Daily ETF | Regulatory and Data Privacy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Data Privacy Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving regulations, including data privacy, AI, and consumer protection laws. Compliance costs or restrictions could adversely affect operations.

Corgi NOW 2x Daily ETF | Customer Demand and Retention Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Demand and Retention Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer acquisition, retention, and spending patterns. Reduced customer demand or higher churn could adversely affect revenues and profitability.

Corgi NOW 2x Daily ETF | ServiceNow, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ServiceNow, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with ServiceNow, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. ServiceNow, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting ServiceNow, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi NOW 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi NOW 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi RIVN 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi RIVN 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi RIVN 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi RIVN 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi RIVN 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi RIVN 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi RIVN 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi RIVN 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi RIVN 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi RIVN 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi RIVN 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi RIVN 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi RIVN 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi RIVN 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi RIVN 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi RIVN 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi RIVN 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi RIVN 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi RIVN 2x Daily ETF | Electric Vehicle Demand and Pricing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Electric Vehicle Demand and Pricing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for electric vehicles and related products. Consumer preferences, pricing dynamics, and macroeconomic conditions could reduce demand or pressure pricing.

Corgi RIVN 2x Daily ETF | Manufacturing and Supply Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manufacturing and Supply Chain Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with manufacturing complexity and reliance on global supply chains. Production disruptions, capacity ramp delays, or shortages of key components could adversely affect profitability.

Corgi RIVN 2x Daily ETF | Regulatory and Incentives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Incentives Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulations and incentive programs affecting electric vehicles, emissions, and related infrastructure. Changes in tax credits, subsidies, or standards could adversely affect demand or costs.

Corgi RIVN 2x Daily ETF | Autonomous Driving Software and Product Liability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Autonomous Driving, Software, and Product Liability Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with software performance, safety issues, recalls, litigation, and regulatory actions that could increase costs and adversely affect market value.

Corgi RIVN 2x Daily ETF | Competition and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid technological change in the automotive and energy industries. Failure to innovate or maintain cost competitiveness could reduce market share and profitability.

Corgi RIVN 2x Daily ETF | Rivian Automotive, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Rivian Automotive, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Rivian Automotive, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Rivian Automotive, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Rivian Automotive, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi RIVN 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi RIVN 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi CRDO 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi CRDO 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi CRDO 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi CRDO 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi CRDO 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi CRDO 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi CRDO 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi CRDO 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi CRDO 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi CRDO 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi CRDO 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi CRDO 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi CRDO 2x Daily ETF | Semiconductor Industry Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Cyclicality Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor and related hardware industries, which are highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, and shifting demand across end markets. Downturns in demand may adversely affect revenues, margins, and the market value of the Underlying Security.

Corgi CRDO 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi CRDO 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi CRDO 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi CRDO 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi CRDO 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi CRDO 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi CRDO 2x Daily ETF | Competition and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid innovation. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share and profitability.

Corgi CRDO 2x Daily ETF | Data Center and AI Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Center and AI Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for data center, networking, and AI-related infrastructure. A slowdown in investment in such infrastructure could materially and adversely affect the market price of the Underlying Security.

Corgi CRDO 2x Daily ETF | Supply Chain and Manufacturing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Manufacturing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party manufacturing, suppliers, and logistics providers. Supply constraints, manufacturing disruptions, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

Corgi CRDO 2x Daily ETF | International Trade and Export Control Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
International Trade and Export Control Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies, export controls, tariffs, sanctions, or other governmental regulations affecting advanced technologies. Such measures could limit market access or increase costs.

Corgi CRDO 2x Daily ETF | Credo Technology Group Holding Ltd. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credo Technology Group Holding Ltd. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Credo Technology Group Holding Ltd. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Credo Technology Group Holding Ltd. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Credo Technology Group Holding Ltd. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi CRDO 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi CRDO 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi GLXY 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi GLXY 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi GLXY 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi GLXY 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi GLXY 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi GLXY 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi GLXY 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi GLXY 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi GLXY 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi GLXY 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi GLXY 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi GLXY 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi GLXY 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi GLXY 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi GLXY 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi GLXY 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi GLXY 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi GLXY 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi GLXY 2x Daily ETF | Market Activity and Revenue Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Activity and Revenue Volatility Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks that revenues may depend on customer activity levels and market conditions. Declines in trading, investing, or payment volumes could adversely affect results.

Corgi GLXY 2x Daily ETF | Regulatory and Compliance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Compliance Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with financial regulation, licensing, and compliance obligations. Regulatory actions or changes in rules could increase costs or restrict operations.

Corgi GLXY 2x Daily ETF | Cybersecurity and Fraud Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Fraud Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyberattacks, fraud, account takeovers, or technology outages that could lead to losses, liability, or reputational harm.

Corgi GLXY 2x Daily ETF | Counterparty and Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty and Liquidity Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on banking partners, payment networks, liquidity providers, or market makers. Disruptions could adversely affect operations.

Corgi GLXY 2x Daily ETF | Reputational and Legal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Reputational and Legal Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with litigation, enforcement actions, and reputational harm, which could reduce customer trust and increase costs.

Corgi GLXY 2x Daily ETF | Galaxy Digital Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Galaxy Digital Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Galaxy Digital Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Galaxy Digital Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Galaxy Digital Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi GLXY 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi GLXY 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi ARM 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi ARM 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi ARM 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi ARM 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi ARM 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi ARM 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi ARM 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi ARM 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi ARM 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi ARM 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi ARM 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi ARM 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi ARM 2x Daily ETF | Semiconductor Industry Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Cyclicality Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor and related hardware industries, which are highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, and shifting demand across end markets. Downturns in demand may adversely affect revenues, margins, and the market value of the Underlying Security.

Corgi ARM 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi ARM 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi ARM 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi ARM 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi ARM 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi ARM 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi ARM 2x Daily ETF | Competition and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid innovation. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share and profitability.

Corgi ARM 2x Daily ETF | American Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
American Depositary Receipt Risk.
The Underlying Security is traded in the form of an American depositary receipt or other similar depositary security that represents equity securities of a foreign issuer. Depositary securities are subject to many of the risks of investing in non-U.S. issuers, including risks related to political, economic, regulatory, and market conditions abroad and differences in accounting, auditing, and reporting standards. The depositary may charge fees or may take actions (including suspending, terminating, or changing the terms of the depositary arrangement) that could adversely affect the price or liquidity of the Underlying Security and the ability of holders to exercise shareholder rights. Depositary securities may trade at a premium or discount to the underlying foreign shares, and their market price may be affected by foreign market holidays, trading hours, or currency movements. Because the Fund seeks daily leveraged exposure to the Underlying Security, the Fund's losses and volatility may be magnified when these risks negatively affect the Underlying Security.

Corgi ARM 2x Daily ETF | Data Center and AI Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Center and AI Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for data center, networking, and AI-related infrastructure. A slowdown in investment in such infrastructure could materially and adversely affect the market price of the Underlying Security.

Corgi ARM 2x Daily ETF | Supply Chain and Manufacturing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Manufacturing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party manufacturing, suppliers, and logistics providers. Supply constraints, manufacturing disruptions, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

Corgi ARM 2x Daily ETF | International Trade and Export Control Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
International Trade and Export Control Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies, export controls, tariffs, sanctions, or other governmental regulations affecting advanced technologies. Such measures could limit market access or increase costs.

Corgi ARM 2x Daily ETF | Arm Holdings plc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Arm Holdings plc Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Arm Holdings plc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Arm Holdings plc faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Arm Holdings plc could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi ARM 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi ARM 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi GME 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi GME 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi GME 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi GME 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi GME 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi GME 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi GME 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi GME 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi GME 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi GME 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi GME 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi GME 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi GME 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi GME 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi GME 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi GME 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi GME 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi GME 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi GME 2x Daily ETF | GameStop Corp. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
GameStop Corp. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with GameStop Corp. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. GameStop Corp. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting GameStop Corp. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi GME 2x Daily ETF | Consumer Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Consumer Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with consumer spending and demand for discretionary products. Weak demand could adversely affect revenues and margins.

Corgi GME 2x Daily ETF | Industry Disruption and Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry Disruption and Competition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from online and large-format retailers and changes in consumer purchasing behavior.

Corgi GME 2x Daily ETF | Inventory and Supply Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Inventory and Supply Chain Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with inventory management, product availability, and supplier performance. Missteps could lead to markdowns and margin pressure.

Corgi GME 2x Daily ETF | Operational Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational Execution Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with store operations, cost control, and strategic initiatives. Execution failures could adversely affect profitability.

Corgi GME 2x Daily ETF | Reputational and Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Reputational and Volatility Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with heightened volatility and investor sentiment, which may affect the market value of the Underlying Security.

Corgi GME 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi GME 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi EOSE 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi EOSE 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi EOSE 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi EOSE 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi EOSE 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi EOSE 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi EOSE 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi EOSE 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi EOSE 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi EOSE 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi EOSE 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi EOSE 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi EOSE 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi EOSE 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi EOSE 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi EOSE 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi EOSE 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi EOSE 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi EOSE 2x Daily ETF | Regulatory and Permitting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Permitting Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with extensive regulation, permitting, and oversight. Delays or changes in regulatory requirements could materially adversely affect operations and costs.

Corgi EOSE 2x Daily ETF | Commodity and Input Cost Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Commodity and Input Cost Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with input costs, including fuel, materials, and components. Cost increases or supply disruptions could reduce margins.

Corgi EOSE 2x Daily ETF | Customer and Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer and Contract Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer demand, long sales cycles, and reliance on contracts. Contract delays or cancellations could adversely affect revenues.

Corgi EOSE 2x Daily ETF | Competition and Policy Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Policy Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition and changes in energy policy, incentives, and market structure that could affect demand and profitability.

Corgi EOSE 2x Daily ETF | Project Development and Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Project Development and Execution Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with developing, constructing, or scaling energy projects and technologies. Delays, cost overruns, or technical setbacks could adversely affect results.

Corgi EOSE 2x Daily ETF | Eos Energy Enterprises, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Eos Energy Enterprises, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Eos Energy Enterprises, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Eos Energy Enterprises, Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Eos Energy Enterprises, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi EOSE 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi EOSE 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi CIFR 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi CIFR 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi CIFR 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi CIFR 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi CIFR 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi CIFR 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi CIFR 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi CIFR 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi CIFR 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi CIFR 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi CIFR 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi CIFR 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi CIFR 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi CIFR 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi CIFR 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi CIFR 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi CIFR 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi CIFR 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi CIFR 2x Daily ETF | Digital Asset Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Digital Asset Price Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the market price of digital assets, which may be highly volatile. Declines in digital asset prices could materially adversely affect revenues and market value.

Corgi CIFR 2x Daily ETF | Energy Cost and Availability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Energy Cost and Availability Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the availability and cost of electricity and hosting capacity. Increases in power costs could reduce profitability.

Corgi CIFR 2x Daily ETF | Operational and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with mining equipment performance, downtime, and procurement of specialized hardware. Failures or delays could adversely affect output.

Corgi CIFR 2x Daily ETF | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulation of mining activities, energy usage, and digital assets. Restrictions could increase costs or limit operations.

Corgi CIFR 2x Daily ETF | Financing and Dilution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing and Dilution Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks that the issuer may require additional capital. Financing may be dilutive or unavailable on favorable terms.

Corgi CIFR 2x Daily ETF | Cipher Digital Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cipher Digital Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Cipher Digital Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Cipher Digital Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Cipher Digital Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi CIFR 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi CIFR 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi ACHR 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi ACHR 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi ACHR 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi ACHR 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi ACHR 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi ACHR 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi ACHR 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi ACHR 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi ACHR 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi ACHR 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi ACHR 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi ACHR 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi ACHR 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi ACHR 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi ACHR 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi ACHR 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi ACHR 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi ACHR 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi ACHR 2x Daily ETF | Manufacturing and Supply Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manufacturing and Supply Chain Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with scaling manufacturing and reliance on suppliers. Disruptions or cost increases could adversely affect margins and timelines.

Corgi ACHR 2x Daily ETF | Capital Intensity and Financing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity and Financing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with substantial capital requirements. The issuer may require additional financing, which may be dilutive or unavailable on favorable terms.

Corgi ACHR 2x Daily ETF | Development Stage and Commercialization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Development Stage and Commercialization Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with early-stage product development and commercialization. Delays in development, testing, or production could adversely affect financial performance and market value.

Corgi ACHR 2x Daily ETF | Regulatory Certification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory Certification Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with aviation certification and regulatory approvals. Failure to obtain required certifications or approvals on expected timelines could materially adversely affect prospects.

Corgi ACHR 2x Daily ETF | Safety Liability and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Safety, Liability, and Operational Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with aircraft safety, accidents, product liability claims, and operational incidents that could lead to significant costs and reputational harm.

Corgi ACHR 2x Daily ETF | Archer Aviation Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Archer Aviation Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Archer Aviation Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Archer Aviation Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Archer Aviation Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi ACHR 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi ACHR 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi BE 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi BE 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi BE 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi BE 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi BE 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi BE 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi BE 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi BE 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi BE 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi BE 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi BE 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi BE 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi BE 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi BE 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi BE 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi BE 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi BE 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi BE 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi BE 2x Daily ETF | Regulatory and Permitting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Permitting Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with extensive regulation, permitting, and oversight. Delays or changes in regulatory requirements could materially adversely affect operations and costs.

Corgi BE 2x Daily ETF | Commodity and Input Cost Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Commodity and Input Cost Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with input costs, including fuel, materials, and components. Cost increases or supply disruptions could reduce margins.

Corgi BE 2x Daily ETF | Customer and Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer and Contract Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with customer demand, long sales cycles, and reliance on contracts. Contract delays or cancellations could adversely affect revenues.

Corgi BE 2x Daily ETF | Competition and Policy Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Policy Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition and changes in energy policy, incentives, and market structure that could affect demand and profitability.

Corgi BE 2x Daily ETF | Project Development and Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Project Development and Execution Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with developing, constructing, or scaling energy projects and technologies. Delays, cost overruns, or technical setbacks could adversely affect results.

Corgi BE 2x Daily ETF | Bloom Energy Corporation Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Bloom Energy Corporation Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Bloom Energy Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Bloom Energy Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Bloom Energy Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi BE 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi BE 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi NVTS 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi NVTS 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi NVTS 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi NVTS 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi NVTS 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi NVTS 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi NVTS 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi NVTS 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi NVTS 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi NVTS 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi NVTS 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi NVTS 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi NVTS 2x Daily ETF | Semiconductor Industry Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Cyclicality Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with the semiconductor and related hardware industries, which are highly cyclical and characterized by rapid technological change, short product cycles, pricing pressure, and shifting demand across end markets. Downturns in demand may adversely affect revenues, margins, and the market value of the Underlying Security.

Corgi NVTS 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi NVTS 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi NVTS 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi NVTS 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi NVTS 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi NVTS 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi NVTS 2x Daily ETF | Competition and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition and rapid innovation. Failure to maintain technological leadership or respond effectively to competitive pressures could reduce market share and profitability.

Corgi NVTS 2x Daily ETF | Data Center and AI Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Center and AI Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for data center, networking, and AI-related infrastructure. A slowdown in investment in such infrastructure could materially and adversely affect the market price of the Underlying Security.

Corgi NVTS 2x Daily ETF | Supply Chain and Manufacturing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Manufacturing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party manufacturing, suppliers, and logistics providers. Supply constraints, manufacturing disruptions, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

Corgi NVTS 2x Daily ETF | International Trade and Export Control Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
International Trade and Export Control Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with international trade policies, export controls, tariffs, sanctions, or other governmental regulations affecting advanced technologies. Such measures could limit market access or increase costs.

Corgi NVTS 2x Daily ETF | Navitas Semiconductor Corporation Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Navitas Semiconductor Corporation Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Navitas Semiconductor Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Navitas Semiconductor Corporation faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Navitas Semiconductor Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi NVTS 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi NVTS 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi ONDS 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi ONDS 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi ONDS 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi ONDS 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi ONDS 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi ONDS 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi ONDS 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi ONDS 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi ONDS 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi ONDS 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi ONDS 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi ONDS 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi ONDS 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi ONDS 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi ONDS 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi ONDS 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi ONDS 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi ONDS 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi ONDS 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition that may pressure pricing, margins, or market share.
Corgi ONDS 2x Daily ETF | Regulatory and Legal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regulatory and Legal Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulatory developments, litigation, and compliance requirements.
Corgi ONDS 2x Daily ETF | Market Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with changes in demand for the issuer's products or services, which could adversely affect revenues and market value.

Corgi ONDS 2x Daily ETF | Operational and Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with operational performance, execution of strategy, and cost management.
Corgi ONDS 2x Daily ETF | Cybersecurity and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents or technology failures that could disrupt operations.

Corgi ONDS 2x Daily ETF | Ondas Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Ondas Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Ondas Holdings Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Ondas Inc. faces risks associated with, among other things, changes in market demand, product development and innovation, competition, supply chain conditions, regulatory developments, operational performance, cybersecurity incidents, and other factors affecting its business, financial condition, or market value. Any adverse development affecting Ondas Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi ONDS 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi ONDS 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi HIMS 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi HIMS 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi HIMS 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi HIMS 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi HIMS 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi HIMS 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi HIMS 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi HIMS 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi HIMS 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi HIMS 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi HIMS 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi HIMS 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi HIMS 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi HIMS 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi HIMS 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi HIMS 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi HIMS 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi HIMS 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi HIMS 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from telehealth platforms, pharmacies, healthcare providers, and consumer health brands offering overlapping products or services.

Corgi HIMS 2x Daily ETF | Hims Hers Health, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Hims & Hers Health, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Hims & Hers Health, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Hims & Hers Health, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi HIMS 2x Daily ETF | Telehealth Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Telehealth Regulatory Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving healthcare regulations, telemedicine prescribing restrictions, licensing requirements, and reimbursement frameworks that could limit service offerings or increase compliance costs.

Corgi HIMS 2x Daily ETF | Customer Growth and Retention Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Growth and Retention Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with subscriber acquisition efficiency, customer retention levels, pricing sensitivity, and marketing effectiveness that could affect revenue growth and profitability.

Corgi HIMS 2x Daily ETF | Data Privacy and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Privacy and Cybersecurity Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with handling sensitive personal and medical data, including potential cybersecurity breaches, data misuse claims, or regulatory penalties.

Corgi HIMS 2x Daily ETF | Profitability and Scaling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Profitability and Scaling Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cost structure management, fulfillment logistics, supply costs, and operating leverage as the business scales.

Corgi HIMS 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi HIMS 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi MRVL 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi MRVL 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi MRVL 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi MRVL 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and fin anc
ing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi MRVL 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi MRVL 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi MRVL 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi MRVL 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi MRVL 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi MRVL 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi MRVL 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi MRVL 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi MRVL 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi MRVL 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi MRVL 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi MRVL 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi MRVL 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi MRVL 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi MRVL 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with intense competition from other semiconductor companies with greater resources, scale, or technological capabilities.

Corgi MRVL 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of large customers whose order patterns, product transitions, or inventory adjustments could materially affect revenue.

Corgi MRVL 2x Daily ETF | Supply Chain and Manufacturing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Manufacturing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party foundries, component suppliers, and global logistics networks that could disrupt production or increase costs.

Corgi MRVL 2x Daily ETF | Marvell Technology, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Marvell Technology, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Marvell Technology, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Marvell Technology, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi MRVL 2x Daily ETF | Semiconductor Demand Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Demand Cyclicality Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyclical demand for semiconductors driven by enterprise spending, cloud infrastructure investment, networking upgrades, and macroeconomic conditions.

Corgi MRVL 2x Daily ETF | Technology Transition Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Transition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change, evolving standards, and the need to continually develop competitive semiconductor solutions.

Corgi MRVL 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi MRVL 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi LRCX 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi LRCX 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi LRCX 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi LRCX 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged corr
e
lation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi LRCX 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi LRCX 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi LRCX 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi LRCX 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi LRCX 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi LRCX 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi LRCX 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi LRCX 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi LRCX 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi LRCX 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi LRCX 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi LRCX 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi LRCX 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi LRCX 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi LRCX 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of semiconductor manufacturers whose capital spending decisions significantly influence order volume.

Corgi LRCX 2x Daily ETF | Supply Chain and Manufacturing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Manufacturing Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party manufacturing, suppliers, and logistics providers. Supply constraints, manufacturing disruptions, or increases in input costs could adversely affect profitability and the market value of the Underlying Security.

Corgi LRCX 2x Daily ETF | Semiconductor Capital Spending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Capital Spending Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with fluctuations in semiconductor fabrication investment driven by industry cycles, memory pricing, device demand, and macroeconomic conditions.

Corgi LRCX 2x Daily ETF | Technology Transition Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Transition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with changes in device architectures, fabrication processes, and technology nodes that may alter demand for specific equipment.

Corgi LRCX 2x Daily ETF | Lam Research Corporation Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Lam Research Corporation Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Lam Research Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Lam Research Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi LRCX 2x Daily ETF | Competitive Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competitive Industry Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other semiconductor equipment providers that may develop superior technologies or offer more competitive pricing.

Corgi LRCX 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi LRCX 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi LRN 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi LRN 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi LRN 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi LRN 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi LRN 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi LRN 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi LRN 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi LRN 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi LRN 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi LRN 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi LRN 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi LRN 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi LRN 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi LRN 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi LRN 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi LRN 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi LRN 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi LRN 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi LRN 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from public and private education providers and other education technology platforms.

Corgi LRN 2x Daily ETF | Operational Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational Execution Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with delivering online learning services, platform performance, and educational outcomes.

Corgi LRN 2x Daily ETF | Stride, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Stride, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Stride, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Stride, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi LRN 2x Daily ETF | Enrollment and Funding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Enrollment and Funding Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with student enrollment levels and public funding for education programs.
Corgi LRN 2x Daily ETF | Regulatory and Contracting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Contracting Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with education regulations, oversight, and renewal of contracts with school districts and other counterparties.

Corgi LRN 2x Daily ETF | Litigation and Reputation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Litigation and Reputation Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with litigation, investigations, and reputational harm related to educational services.

Corgi LRN 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi LRN 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi TER 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi TER 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi TER 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi TER 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, trans acti
on and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi TER 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi TER 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi TER 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi TER 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi TER 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi TER 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi TER 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi TER 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi TER 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi TER 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi TER 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi TER 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi TER 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi TER 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi TER 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of large semiconductor manufacturers and electronics companies whose purchasing decisions may significantly affect financial performance.

Corgi TER 2x Daily ETF | Competitive Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competitive Industry Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other automated test equipment and robotics providers with differing technological capabilities, pricing strategies, or scale advantages.

Corgi TER 2x Daily ETF | Teradyne, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Teradyne, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Teradyne, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Teradyne, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi TER 2x Daily ETF | Semiconductor Test Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Test Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyclical semiconductor demand, device complexity trends, customer capital spending, and product mix shifts that could affect order volume and revenue.

Corgi TER 2x Daily ETF | Robotics Market Adoption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Robotics Market Adoption Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with industrial automation adoption rates, manufacturing investment cycles, labor cost trends, and economic conditions affecting demand for robotics systems.

Corgi TER 2x Daily ETF | Technology Development Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Development Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with product innovation cycles, engineering execution, and the ability to develop new testing solutions that meet evolving chip design requirements.

Corgi TER 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi TER 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi COHR 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi COHR 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi COHR 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi COHR 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi COHR 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi COHR 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi COHR 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi COHR 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi COHR 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi COHR 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi COHR 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi COHR 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi COHR 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi COHR 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi COHR 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi COHR 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi COHR 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi COHR 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi COHR 2x Daily ETF | Technology Transition Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Transition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid innovation cycles, evolving optical technologies, and the need to develop new materials and photonics solutions.

Corgi COHR 2x Daily ETF | Coherent Corp. Investing Ris [Member]
Prospectus [Line Items]
Risk [Text Block]
Coherent Corp. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Coherent Corp. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Coherent Corp. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi COHR 2x Daily ETF | Cyclical EndMarket Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cyclical End-Market Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with fluctuations in demand across industrial, communications, semiconductor, and electronics markets that may reduce sales or margins.

Corgi COHR 2x Daily ETF | Manufacturing Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manufacturing Execution Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with production yields, component sourcing, quality control, and supply chain disruptions affecting delivery performance and costs.

Corgi COHR 2x Daily ETF | Customer Program Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Program Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on major programs or customers whose order timing, cancellations, or delays may materially affect results.

Corgi COHR 2x Daily ETF | Regulatory and Intellectual Property Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Intellectual Property Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with export controls, regulatory requirements, and intellectual property disputes that could disrupt operations or increase costs.

Corgi COHR 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi COHR 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi UCTT 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi UCTT 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi UCTT 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi UCTT 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi UCTT 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi UCTT 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi UCTT 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi UCTT 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi UCTT 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi UCTT 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi UCTT 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi UCTT 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi UCTT 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi UCTT 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi UCTT 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi UCTT 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi UCTT 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi UCTT 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi UCTT 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on a limited number of semiconductor equipment manufacturers that account for a significant portion of revenue.

Corgi UCTT 2x Daily ETF | Operational Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational Execution Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with manufacturing efficiency, quality performance, delivery timing, and engineering execution that could affect margins or customer relationships.

Corgi UCTT 2x Daily ETF | Semiconductor Equipment Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Equipment Cycle Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with semiconductor capital spending cycles, fabrication investment trends, and end-market demand affecting customer orders.

Corgi UCTT 2x Daily ETF | Supply Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with component availability, supplier reliability, logistics constraints, and input cost fluctuations.

Corgi UCTT 2x Daily ETF | Competitive Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Competitive Market Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other subsystem manufacturers and engineering service providers.
Corgi UCTT 2x Daily ETF | Ultra Clean Holdings Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Ultra Clean Holdings, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Ultra Clean Holdings, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Ultra Clean Holdings, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi UCTT 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi UCTT 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi LASR 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi LASR 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi LASR 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi LASR 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi LASR 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi LASR 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi LASR 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi LASR 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi LASR 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi LASR 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi LASR 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi LASR 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi LASR 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi LASR 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi LASR 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi LASR 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi LASR 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi LASR 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi LASR 2x Daily ETF | Technology Development Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Development Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with product innovation, engineering execution, and the ability to develop high-performance laser technologies.

Corgi LASR 2x Daily ETF | nLIGHT, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
nLIGHT, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with nLIGHT, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting nLIGHT, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi LASR 2x Daily ETF | Defense and Industrial Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defense and Industrial Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with defense spending priorities, government procurement cycles, industrial demand, and macroeconomic conditions affecting orders.

Corgi LASR 2x Daily ETF | Program Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Program Concentration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on specific customer programs or contracts that may be delayed, modified, or terminated.

Corgi LASR 2x Daily ETF | Manufacturing and Supply Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manufacturing and Supply Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with production yields, component sourcing, and supply chain disruptions affecting delivery schedules and costs.

Corgi LASR 2x Daily ETF | Regulatory and Export Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Export Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with export controls, defense regulations, and compliance requirements applicable to advanced technology products.

Corgi LASR 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi LASR 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi ACLS 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi ACLS 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi ACLS 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi ACLS 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi ACLS 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi ACLS 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi ACLS 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi ACLS 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi ACLS 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi ACLS 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi ACLS 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi ACLS 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi ACLS 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi ACLS 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi ACLS 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi ACLS 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi ACLS 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi ACLS 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi ACLS 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other semiconductor equipment manufacturers.
Corgi ACLS 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of chipmakers whose capital spending decisions materially influence orders.

Corgi ACLS 2x Daily ETF | Semiconductor Capital Spending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Capital Spending Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyclical investment by semiconductor manufacturers driven by industry supply-demand dynamics and technology transitions.

Corgi ACLS 2x Daily ETF | Manufacturing Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Manufacturing Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with production complexity, component sourcing, and delivery performance.
Corgi ACLS 2x Daily ETF | Axcelis Technologies, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Axcelis Technologies, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Axcelis Technologies, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Axcelis Technologies, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi ACLS 2x Daily ETF | Technology Node Transition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Node Transition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with changes in fabrication processes, device architectures, and manufacturing technologies.

Corgi ACLS 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi ACLS 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi SIMO 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi SIMO 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi SIMO 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi SIMO 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi SIMO 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi SIMO 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi SIMO 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi SIMO 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi SIMO 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi SIMO 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi SIMO 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi SIMO 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi SIMO 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi SIMO 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi SIMO 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi SIMO 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi SIMO 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi SIMO 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi SIMO 2x Daily ETF | American Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
American Depositary Receipt Risk.
The Underlying Security is traded in the form of an American depositary receipt or other similar depositary security that represents equity securities of a foreign issuer. Depositary securities are subject to many of the risks of investing in non-U.S. issuers, including risks related to political, economic, regulatory, and market conditions abroad and differences in accounting, auditing, and reporting standards. The depositary may charge fees or may take actions (including suspending, terminating, or changing the terms of the depositary arrangement) that could adversely affect the price or liquidity of the Underlying Security and the ability of holders to exercise shareholder rights. Depositary securities may trade at a premium or discount to the underlying foreign shares, and their market price may be affected by foreign market holidays, trading hours, or currency movements. Because the Fund seeks daily leveraged exposure to the Underlying Security, the Fund's losses and volatility may be magnified when these risks negatively affect the Underlying Security.

Corgi SIMO 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on major OEM customers or design wins.
Corgi SIMO 2x Daily ETF | Technology Transition Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Transition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving storage standards, controller architectures, and interface technologies.

Corgi SIMO 2x Daily ETF | Silicon Motion Technology Corporation Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Silicon Motion Technology Corporation Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Silicon Motion Technology Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Silicon Motion Technology Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi SIMO 2x Daily ETF | EndMarket Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	End-Market Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for PCs, smartphones, and storage devices that use NAND flash memory.
Corgi SIMO 2x Daily ETF | Memory Industry Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Memory Industry Cycle Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with NAND supply-demand dynamics, pricing volatility, and inventory corrections.
Corgi SIMO 2x Daily ETF | Geopolitical and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geopolitical and Regulatory Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with trade restrictions, export controls, and cross-border regulatory developments.

Corgi SIMO 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi SIMO 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi CAMT 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi CAMT 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi CAMT 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi CAMT 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi CAMT 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi CAMT 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi CAMT 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi CAMT 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi CAMT 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi CAMT 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi CAMT 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi CAMT 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi CAMT 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi CAMT 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi CAMT 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi CAMT 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi CAMT 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi CAMT 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi CAMT 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of customers or large orders.
Corgi CAMT 2x Daily ETF | Semiconductor Equipment Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Equipment Cycle Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyclical spending on semiconductor inspection and metrology tools.
Corgi CAMT 2x Daily ETF | Camtek Ltd. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Camtek Ltd. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Camtek Ltd. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Camtek Ltd. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi CAMT 2x Daily ETF | Advanced Packaging Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Advanced Packaging Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with adoption of advanced packaging technologies and demand for inspection solutions for high-performance chips.

Corgi CAMT 2x Daily ETF | Technology Innovation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Innovation Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change and the need to develop competitive inspection solutions.

Corgi CAMT 2x Daily ETF | Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with geopolitical developments that could affect operations, supply chains, or customers.
Corgi CAMT 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi CAMT 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi MNST 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi MNST 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi MNST 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi MNST 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi MNST 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi MNST 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi MNST 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi MNST 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi MNST 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi MNST 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi MNST 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi MNST 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi MNST 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi MNST 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi MNST 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi MNST 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi MNST 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi MNST 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi MNST 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other beverage manufacturers and substitute products.
Corgi MNST 2x Daily ETF | Consumer Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Consumer Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with changing consumer preferences, brand perception, health trends, and demand for energy drinks.

Corgi MNST 2x Daily ETF | Monster Beverage Corporation Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Monster Beverage Corporation Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Monster Beverage Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Monster Beverage Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi MNST 2x Daily ETF | Distribution Partner Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Distribution Partner Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party bottlers and distributors whose performance affects product availability and sales.

Corgi MNST 2x Daily ETF | Regulatory and Litigation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Litigation Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with beverage regulation, labeling requirements, taxation, and potential litigation.

Corgi MNST 2x Daily ETF | Input Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Input Cost Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with fluctuations in commodity, packaging, and transportation costs.
Corgi MNST 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi MNST 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi CRUS 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi CRUS 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi CRUS 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi CRUS 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi CRUS 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi CRUS 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi CRUS 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi CRUS 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi CRUS 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi CRUS 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi CRUS 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi CRUS 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi CRUS 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi CRUS 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi CRUS 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi CRUS 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi CRUS 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi CRUS 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi CRUS 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other semiconductor companies offering similar components or integrated solutions.

Corgi CRUS 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of major customers, whose product cycles, demand changes, or purchasing decisions may materially affect revenue.

Corgi CRUS 2x Daily ETF | Technology Transition Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Transition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid innovation cycles, evolving audio and mixed-signal standards, and the need to develop new semiconductor solutions.

Corgi CRUS 2x Daily ETF | Supply Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Supply Chain Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party foundries, component suppliers, and logistics networks.
Corgi CRUS 2x Daily ETF | Cirrus Logic Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cirrus Logic, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Cirrus Logic, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Cirrus Logic, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi CRUS 2x Daily ETF | Smartphone End Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smartphone End-Market Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for mobile devices, product upgrade cycles, consumer spending trends, and global handset shipments.

Corgi CRUS 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi CRUS 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi AMKR 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi AMKR 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi AMKR 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi AMKR 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi AMKR 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi AMKR 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi AMKR 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi AMKR 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi AMKR 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi AMKR 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi AMKR 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi AMKR 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi AMKR 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi AMKR 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi AMKR 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi AMKR 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi AMKR 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi AMKR 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of major semiconductor customers.
Corgi AMKR 2x Daily ETF | Competitive Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Competitive Industry Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other outsourced semiconductor assembly and test providers.
Corgi AMKR 2x Daily ETF | Manufacturing Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manufacturing Execution Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with production efficiency, quality control, yield rates, and facility utilization.

Corgi AMKR 2x Daily ETF | Amkor Technology, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Amkor Technology, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Amkor Technology, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Amkor Technology, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi AMKR 2x Daily ETF | Semiconductor Packaging Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Packaging Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with semiconductor production volumes, customer outsourcing decisions, and global electronics demand.

Corgi AMKR 2x Daily ETF | Capital Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Capital Investment Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with large capital expenditures required to expand or upgrade packaging facilities.
Corgi AMKR 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi AMKR 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi UMC 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi UMC 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi UMC 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi UMC 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi UMC 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi UMC 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi UMC 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi UMC 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi UMC 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi UMC 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi UMC 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi UMC 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi UMC 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi UMC 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi UMC 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi UMC 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi UMC 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi UMC 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi UMC 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other global semiconductor foundries.
Corgi UMC 2x Daily ETF | American Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
American Depositary Receipt Risk.
The Underlying Security is traded in the form of an American depositary receipt or other similar depositary security that represents equity securities of a foreign issuer. Depositary securities are subject to many of the risks of investing in non-U.S. issuers, including risks related to political, economic, regulatory, and market conditions abroad and differences in accounting, auditing, and reporting standards. The depositary may charge fees or may take actions (including suspending, terminating, or changing the terms of the depositary arrangement) that could adversely affect the price or liquidity of the Underlying Security and the ability of holders to exercise shareholder rights. Depositary securities may trade at a premium or discount to the underlying foreign shares, and their market price may be affected by foreign market holidays, trading hours, or currency movements. Because the Fund seeks daily leveraged exposure to the Underlying Security, the Fund's losses and volatility may be magnified when these risks negatively affect the Underlying Security.

Corgi UMC 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on major fabless semiconductor customers.
Corgi UMC 2x Daily ETF | Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geopolitical Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cross-border trade restrictions, regional tensions, and export controls affecting semiconductor supply chains.

Corgi UMC 2x Daily ETF | United Microelectronics Corporation Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
United Microelectronics Corporation Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with United Microelectronics Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting United Microelectronics Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi UMC 2x Daily ETF | Foundry Utilization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foundry Utilization Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with semiconductor demand cycles, wafer capacity utilization, and customer order patterns.

Corgi UMC 2x Daily ETF | Technology Node Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Technology Node Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with process technology transitions, fabrication complexity, and capital intensity.
Corgi UMC 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi UMC 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi AMAT 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi AMAT 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi AMAT 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi AMAT 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi AMAT 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi AMAT 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi AMAT 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi AMAT 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi AMAT 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi AMAT 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi AMAT 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi AMAT 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi AMAT 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi AMAT 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi AMAT 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi AMAT 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi AMAT 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi AMAT 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi AMAT 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on large semiconductor manufacturers.
Corgi AMAT 2x Daily ETF | Semiconductor Capital Spending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Capital Spending Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyclical investment in semiconductor manufacturing equipment driven by industry supply-demand conditions.

Corgi AMAT 2x Daily ETF | Technology Transition Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Transition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving device architectures, manufacturing processes, and materials engineering requirements.

Corgi AMAT 2x Daily ETF | Competitive Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Competitive Industry Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other semiconductor equipment providers.
Corgi AMAT 2x Daily ETF | Supply Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Supply Chain Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with sourcing components, production constraints, and logistics disruptions.
Corgi AMAT 2x Daily ETF | Applied Materials, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Applied Materials, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Applied Materials, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Applied Materials, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi AMAT 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi AMAT 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi ACMR 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi ACMR 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi ACMR 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi ACMR 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi ACMR 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi ACMR 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi ACMR 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi ACMR 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi ACMR 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi ACMR 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi ACMR 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi ACMR 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi ACMR 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi ACMR 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi ACMR 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi ACMR 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi ACMR 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi ACMR 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi ACMR 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of customers.
Corgi ACMR 2x Daily ETF | Competitive Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Competitive Industry Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other semiconductor equipment providers.
Corgi ACMR 2x Daily ETF | Technology Development Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Technology Development Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with developing new semiconductor process equipment.
Corgi ACMR 2x Daily ETF | ACM Research, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ACM Research, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with ACM Research, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting ACM Research, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi ACMR 2x Daily ETF | Semiconductor Equipment Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Equipment Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with fluctuations in wafer fabrication investment and semiconductor industry cycles.

Corgi ACMR 2x Daily ETF | China Market Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
China Market Exposure Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on customers or operations in China, including regulatory, political, and trade developments.

Corgi ACMR 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi ACMR 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi ONTO 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi ONTO 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi ONTO 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi ONTO 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi ONTO 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi ONTO 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi ONTO 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi ONTO 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi ONTO 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi ONTO 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi ONTO 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi ONTO 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi ONTO 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi ONTO 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi ONTO 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi ONTO 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi ONTO 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi ONTO 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi ONTO 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other process control solution providers.
Corgi ONTO 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on major semiconductor manufacturers.
Corgi ONTO 2x Daily ETF | Onto Innovation Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Onto Innovation Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Onto Innovation Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Onto Innovation Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi ONTO 2x Daily ETF | Semiconductor Manufacturing Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Manufacturing Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with wafer fabrication spending and advanced packaging investment cycles.

Corgi ONTO 2x Daily ETF | Technology Adoption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Technology Adoption Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with adoption rates of new inspection and metrology technologies.
Corgi ONTO 2x Daily ETF | Product Development Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Product Development Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with engineering execution and product innovation.
Corgi ONTO 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi ONTO 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi KEYS 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi KEYS 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi KEYS 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi KEYS 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi KEYS 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi KEYS 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi KEYS 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi KEYS 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi KEYS 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi KEYS 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi KEYS 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi KEYS 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi KEYS 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi KEYS 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi KEYS 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi KEYS 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi KEYS 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi KEYS 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi KEYS 2x Daily ETF | Operational Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational Execution Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with product development, manufacturing performance, and cost management.
Corgi KEYS 2x Daily ETF | Competitive Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Competitive Industry Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other testing and measurement solution providers.
Corgi KEYS 2x Daily ETF | Keysight Technologies Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Keysight Technologies, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Keysight Technologies, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Keysight Technologies, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi KEYS 2x Daily ETF | Communications Industry Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Communications Industry Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with capital spending by telecommunications, electronics, and technology companies.

Corgi KEYS 2x Daily ETF | Technology Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Technology Cycle Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with evolving wireless standards, testing requirements, and engineering complexity.
Corgi KEYS 2x Daily ETF | Customer Spending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Customer Spending Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with changes in research and development budgets of customers.
Corgi KEYS 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi KEYS 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi RMBS 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi RMBS 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi RMBS 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi RMBS 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi RMBS 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi RMBS 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi RMBS 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi RMBS 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi RMBS 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi RMBS 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi RMBS 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi RMBS 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi RMBS 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi RMBS 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi RMBS 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi RMBS 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi RMBS 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi RMBS 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi RMBS 2x Daily ETF | Competitive Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Competitive Market Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other semiconductor and IP providers.
Corgi RMBS 2x Daily ETF | Technology Adoption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Technology Adoption Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with adoption of memory interface and security technologies.
Corgi RMBS 2x Daily ETF | Rambus Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Rambus Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Rambus Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Rambus Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi RMBS 2x Daily ETF | Licensing Revenue Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Licensing Revenue Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with intellectual property licensing revenue variability and contract renewals.
Corgi RMBS 2x Daily ETF | Litigation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Litigation Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with patent enforcement, disputes, or litigation.
Corgi RMBS 2x Daily ETF | Customer Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Customer Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for computing, data center, and electronics products.
Corgi RMBS 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi RMBS 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi AXTI 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi AXTI 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi AXTI 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi AXTI 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi AXTI 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi AXTI 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi AXTI 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi AXTI 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi AXTI 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi AXTI 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi AXTI 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi AXTI 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi AXTI 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi AXTI 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi AXTI 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi AXTI 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi AXTI 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi AXTI 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi AXTI 2x Daily ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Competition Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other materials suppliers.
Corgi AXTI 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Customer Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on major semiconductor customers.
Corgi AXTI 2x Daily ETF | Supply Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Supply Chain Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with sourcing raw materials and components.
Corgi AXTI 2x Daily ETF | AXT, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AXT, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with AXT, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting AXT, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi AXTI 2x Daily ETF | Compound Semiconductor Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compound Semiconductor Demand Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for compound semiconductor substrates used in wireless, photonics, and electronics applications.

Corgi AXTI 2x Daily ETF | Manufacturing Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Manufacturing Yield Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with production efficiency, defect rates, and material quality.
Corgi AXTI 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi AXTI 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi TPL 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi TPL 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi TPL 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi TPL 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi TPL 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi TPL 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi TPL 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi TPL 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi TPL 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi TPL 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited,
parti
cularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi TPL 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi TPL 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi TPL 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi TPL 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi TPL 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi TPL 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi TPL 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi TPL 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi TPL 2x Daily ETF | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with environmental regulations, land use laws, and permitting requirements.
Corgi TPL 2x Daily ETF | Texas Pacific Land Corporation Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Texas Pacific Land Corporation Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Texas Pacific Land Corporation. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Texas Pacific Land Corporation could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi TPL 2x Daily ETF | Energy Commodity Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Energy Commodity Price Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with fluctuations in oil and natural gas prices affecting royalty revenue.
Corgi TPL 2x Daily ETF | Production Activity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Production Activity Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with drilling activity levels and development decisions by third-party operators.
Corgi TPL 2x Daily ETF | Water Services Demand Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]	Water Services Demand Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with demand for water sourcing and disposal services.
Corgi TPL 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Through its exposure to the Underlying Security, the Fund is subject to risks associated with geographic concentration of land and royalty interests.
Corgi TPL 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi TPL 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi MPWR 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi MPWR 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi MPWR 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi MPWR 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi MPWR 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi MPWR 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi MPWR 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi MPWR 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi MPWR 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi MPWR 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi MPWR 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi MPWR 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi MPWR 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi MPWR 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi MPWR 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi MPWR 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi MPWR 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi MPWR 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi MPWR 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a limited number of large customers whose order patterns, product transitions, or inventory adjustments may materially affect revenue.

Corgi MPWR 2x Daily ETF | Semiconductor Demand Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Demand Cyclicality Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cyclical demand for semiconductors driven by data center investment, automotive production levels, industrial activity, and global economic conditions.

Corgi MPWR 2x Daily ETF | Competitive Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competitive Industry Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from other semiconductor manufacturers that may possess greater scale, resources, or technological capabilities.

Corgi MPWR 2x Daily ETF | Technology Innovation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Innovation Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with rapid technological change, evolving power management architectures, and the need to develop competitive semiconductor solutions.

Corgi MPWR 2x Daily ETF | Monolithic Power Systems, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Monolithic Power Systems, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Monolithic Power Systems, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Monolithic Power Systems, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi MPWR 2x Daily ETF | Supply Chain and Foundry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Foundry Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on third-party semiconductor foundries, assembly partners, component suppliers, and logistics networks.

Corgi MPWR 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi MPWR 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi CRCL 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi CRCL 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi CRCL 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi CRCL 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi CRCL 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi CRCL 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi CRCL 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi CRCL 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi CRCL 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi CRCL 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi CRCL 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi CRCL 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi CRCL 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi CRCL 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi CRCL 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi CRCL 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi CRCL 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi CRCL 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi CRCL 2x Daily ETF | Circle Internet Group, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Circle Internet Group, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Circle Internet Group, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Circle Internet Group, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi CRCL 2x Daily ETF | Stablecoin Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Stablecoin Regulatory Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with regulation of stablecoins, payments, and digital asset activities that could increase compliance costs or restrict products and services.

Corgi CRCL 2x Daily ETF | Reserve and Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Reserve and Counterparty Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with managing reserves backing stablecoin liabilities and exposure to banking and financial counterparties.

Corgi CRCL 2x Daily ETF | Technology and Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology and Security Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with cybersecurity incidents, operational outages, and technology failures affecting blockchain and payments infrastructure.

Corgi CRCL 2x Daily ETF | Adoption and Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Adoption and Competition Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with adoption of stablecoin-based payments and competition from other stablecoin issuers, fintech platforms, and traditional payment networks.

Corgi CRCL 2x Daily ETF | Legal and Enforcement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Legal and Enforcement Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with litigation, regulatory examinations, and enforcement actions that could adversely affect operations and reputation.

Corgi CRCL 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi CRCL 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi MSI 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi MSI 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi MSI 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi MSI 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi MSI 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi MSI 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi MSI 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi MSI 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi MSI 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi MSI 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi MSI 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi MSI 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi MSI 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi MSI 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi MSI 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi MSI 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi MSI 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi MSI 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi MSI 2x Daily ETF | Acquisition and Integration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Acquisition and Integration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with acquisitions intended to expand software and service offerings, including the inability to successfully identify, complete, integrate, or realize anticipated synergies from acquired businesses.

Corgi MSI 2x Daily ETF | Supply Chain and Component Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Component Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on third-party suppliers for semiconductors and other key components, including global supply chain disruptions, component shortages, or increased input costs that could affect production schedules and margins.

Corgi MSI 2x Daily ETF | Motorola Solutions, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Motorola Solutions, Inc. Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Motorola Solutions, Inc. Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Motorola Solutions, Inc. could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi MSI 2x Daily ETF | Government Revenue Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government Revenue Concentration Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on contracts with U.S. federal, state, local, and international government and public safety agencies, including changes in budget appropriations, procurement cycles, funding priorities, or political conditions.

Corgi MSI 2x Daily ETF | Large Contract and Backlog Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Contract and Backlog Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with large, multi-year contracts involving extended sales cycles and complex implementation requirements, including variability in award timing, renewals, funding approvals, project deployments, or the loss or cancellation of significant contracts.

Corgi MSI 2x Daily ETF | MissionCritical Product and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mission-Critical Product and Technology Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with mission-critical communications, video security, and command center solutions, including product defects, system failures, cybersecurity incidents, or delays in developing and integrating new technologies.

Corgi MSI 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi MSI 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi CART 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi CART 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi CART 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi CART 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi CART 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. The Fund's derivatives and other instruments may be valued using market quotations, pricing services, or, when market prices are not readily available or are deemed unreliable, fair valuation methodologies approved by the Trust. Fair valuation determinations involve judgment and may differ from the value that would be realized in a subsequent transaction, particularly during periods of market stress, trading halts, or disrupted market functioning, which may increase tracking error and volatility. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi CART 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi CART 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi CART 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi CART 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi CART 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi CART 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi CART 2x Daily ETF | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk.
Through its exposure to the Underlying Security, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Corgi CART 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi CART 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi CART 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi CART 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi CART 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi CART 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi CART 2x Daily ETF | Maplebear Inc. (Instacart) Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Maplebear Inc. (Instacart) Investing Risk.
The performance of the Underlying Security, and consequently the Fund's performance, is subject to risks associated with Maplebear Inc. ("Instacart"). Issuer-specific attributes may cause the Underlying Security to be more volatile than the market generally or to perform differently from the market as a whole. Any adverse developments affecting Instacart could materially and adversely affect the value of the Underlying Security and, as a result, the Fund.

Corgi CART 2x Daily ETF | Retail Partner Concentration and Relationship Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Retail Partner Concentration and Relationship Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on key retail partners, including the potential loss, deterioration, or renegotiation of agreements, shifts in partner strategies such as expansion of first-party e-commerce capabilities, or reduced promotional and marketing support.

Corgi CART 2x Daily ETF | Demand and Consumer Behavior Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Demand and Consumer Behavior Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with consumer adoption and frequency of online grocery ordering and delivery or pickup services, including changes in consumer preferences, macroeconomic conditions, pricing sensitivity, or shifts away from delivery models that could reduce order volume and growth.

Corgi CART 2x Daily ETF | Labor, Shopper Supply, and Classification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Labor, Shopper Supply, and Classification Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with reliance on a large network of independent shoppers and other workers, including increased labor costs, worker shortages, changes in contractor classification rules, or other regulatory developments that could increase expenses or disrupt operations.

Corgi CART 2x Daily ETF | Competition and Disintermediation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Disintermediation Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with competition from retailers' first-party offerings, other third-party delivery platforms, emerging fulfillment models, and large technology companies, which could lead to pricing pressure, higher incentives, reduced market share, or margin compression.

Corgi CART 2x Daily ETF | Advertising and Monetization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Advertising and Monetization Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks associated with dependence on advertising and partner-funded monetization, including reductions in advertising budgets, changes in ad effectiveness, platform modifications, or increased competition in retail media that could adversely affect revenue and profitability.

Corgi CART 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi CART 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.